As filed with the Securities and Exchange         Registration No. 33-87932
Commission on September 18, 1995                  Registration No. 811-2512


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        Post-Effective Amendment No.1 To
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment To


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                              (Name of Depositor)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                    (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (Check appropriate space):

        immediately upon filing pursuant to paragraph (b) of Rule 485
  ---
        on _______________________ pursuant to paragraph (b) of Rule 485
  ---
   X    60 days after filing pursuant to paragraph (a)(i) of Rule 485
  ---
        on _______________________ pursuant to paragraph (a)(ii) of Rule 485
  ---
        75 days after filing pursuant to paragraph (a)(ii) of Rule 485
  ---
        on _______________________ pursuant to (a)(ii) of Rule 485
  ---

If appropriate check the following space:

        This post-effective amendment designates a new effective date for a
  ---   previously filed post-effective amendment.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on February 28, 1995.

                           VARIABLE ANNUITY ACCOUNT B
                             CROSS REFERENCE SHEET

Form N-4
--------
Item No.              Part A (Prospectus)                             Location
--------              -------------------                             --------
       1  Cover Page.....................................   Cover Page

       2  Definitions....................................   Glossary of Special Terms

       3  Synopsis or Highlights.........................   Prospectus Summary; Fee Table

       4  Condensed Financial Information................   Condensed Financial
                                                            Information

       5  General Description of Registrant, Depositor,     The Company; Variable Annuity
          and Portfolio Companies........................   Account B; The Funds


       6  Deductions and Expenses........................   Charges and Deductions

       7  General Description of Variable Annuity
          Contracts......................................   Contract Rights; Miscellaneous

       8  Annuity Period.................................   Annuity Period

       9  Death Benefit..................................   Death Benefit

      10  Purchases and Contract Value...................   Contract Purchase; Certificate
                                                            Holder's Account Value

      11  Redemptions....................................   Contract Rights - Withdrawals;
                                                            Right to Cancel

      12  Taxes..........................................   Tax Status

      13  Legal Proceedings..............................   Miscellaneous - Legal
                                                            Proceedings

      14  Table of Contents of the Statement of             Statement of Additional
          Additional Information.........................   Information - Table of Contents

                      Part B (Statement of Additional Information)
                      --------------------------------------------

      15  Cover Page.....................................   Cover page

      16  Table of Contents..............................   Table of Contents

      17  General Information and History................   General Information and History

      18  Services.......................................   General Information and
                                                            History; Independent Auditors

      19  Purchase of Securities Being Offered...........  Offering and Purchase of Contracts

      20  Underwriters...................................  Offering and Purchase of Contracts

      21  Calculation of Performance Data................  Performance Data - General;
                                                           Performance Data - Average
                                                           Annual Total Return Quotations

      22  Annuity Payments...............................  Annuity Payments

      23  Financial Statements...........................  Financial Statements

                          Part C (Other Information)
                          --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                   AETNA LIFE INSURANCE AND ANNUITY COMPANY
     Service Unit, RS1T 151 Farmington Avenue Hartford, Connecticut 06156
                           Telephone: 1-800-531-4547
                          VARIABLE ANNUITY ACCOUNT B
                        Prospectus Dated:        , 1995

                     MARATHON PLUS/GROWTH PLUS (NEW YORK)

This Prospectus describes provisions of the New York group and individual variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). As of the date of this Prospectus, only interests in group contracts are offered for new sales. Two Contracts are described in this
Prospectus: the nonqualified-flexible premium contract ("Nonqualified Flexible Premium Contract") and the Contract available for rollovers under Individual Retirement Annuities ("IRA Rollover Contract"). See "Contract Purchase" and "Contract Rights."

The Contracts are offered through the Company as underwriter, and by registered broker-dealers selected by it. See "Contract Purchase -- Distribution."

Purchase Payments received under the Contracts on behalf of persons participating under group Contracts or individual Contract owners (collectively, "Certificate Holders") will be allocated at the Certificate Holder's direction to variable funding options or to a credited interest option for accumulation of values for the Certificate Holder's Account. The variable options reflect the investment experience of Variable Annuity Account B (the "Separate Account") based on Purchase Payments directed to one or more of the following mutual funds as selected by the Certificate Holder. (See "Variable Annuity Account B" and "The Funds.")

  . Aetna Variable Fund                  . Fidelity Contrafund Portfolio
  . Aetna Income Shares                  . IMS -- Equity Growth and Income
  . Aetna Variable Encore Fund             Fund
  . Aetna Investment Advisers Fund, Inc. . IMS -- Growth Stock Fund
  . Aetna Ascent Variable Portfolio      . IMS -- Utility Fund
  . Aetna Crossroads Variable Portfolio  . IMS -- Prime Money Fund
  . Aetna Legacy Variable Portfolio      . IMS -- U.S. Government Bond Fund
  . Alger American Balanced Portfolio    . IMS -- Corporate Bond Fund
  . Alger American Income and Growth     . IMS -- International Stock Fund
    Portfolio                            . Janus Aspen Aggressive Growth
  . Alger American Growth Portfolio        Portfolio
  . Alger American MidCap Growth         . Janus Aspen Balanced Portfolio
    Portfolio                            . Janus Aspen Flexible Income
  . Alger American Leveraged AllCap        Portfolio
    Portfolio                            . Janus Aspen Growth Portfolio
  . Alger American Small Cap Portfolio   . Janus Aspen Short-Term Bond
  . Fidelity High Income Portfolio         Portfolio
  . Fidelity Equity-Income Portfolio     . Janus Aspen Worldwide Growth
  . Fidelity Growth Portfolio              Portfolio
  . Fidelity Overseas Portfolio          . Lexington Emerging Markets Fund
  . Fidelity Investment Grade Bond       . Lexington Natural Resources Trust
    Portfolio                            . TCI International (a Twentieth
  . Fidelity Asset Manager Portfolio       Century Fund)
  . Fidelity Index 500 Portfolio         . TCI Growth (a Twentieth Century
                                           Fund)
                                         . TCI Balanced (a Twentieth Century
                                           Fund)

The fixed interest option available during the Accumulation Period is the ALIAC Guaranteed Account ("AGA").

Except as specifically mentioned, this Prospectus describes only the variable options of the Contracts. Information about the AGA is found in the Appendix and in the AGA prospectus.

This Prospectus provides information about the Separate Account that you should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated
     , 1995, filed with the Securities and Exchange Commission and incorporated herein by reference. The Table of Contents for the SAI is printed in this Prospectus. The SAI may be obtained without charge by indicating your request on your application, or by calling 1-800-531-4547.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES, IN CONNECTION WITH THE OFFERS OF THE SECURITIES DESCRIBED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                            Page
GLOSSARY OF SPECIAL TERMS..................................................   3
PROSPECTUS SUMMARY.........................................................   6
FEE TABLE..................................................................   7
PERFORMANCE DATA...........................................................  13
THE COMPANY................................................................  14
VARIABLE ANNUITY ACCOUNT B.................................................  14
THE FUNDS..................................................................  14
 Fund Investment Advisers..................................................  19
 Fund Additions and Limitations............................................  20
 Mixed and Shared Funding..................................................  20
CONTRACT PURCHASE
 General...................................................................  20
 Purchase..................................................................  20
 Purchase Payments.........................................................  21
 Designations of Beneficiary and Annuitant.................................  21
 Distribution..............................................................  21
CERTIFICATE HOLDER'S ACCOUNT VALUES
 Accumulation Units........................................................  22
 Net Investment Factor.....................................................  23
CONTRACT RIGHTS
 Right to Cancel...........................................................  23
 Rights Under the Contract and Account.....................................  23
 Loans.....................................................................  23
 Transfers Among Investment Options........................................  24
 Dollar Cost Averaging Program.............................................  24
 Account Rebalancing Program ..............................................  24
 Withdrawals...............................................................  25
CHARGES AND DEDUCTIONS
 General...................................................................  25
 Maintenance Fee...........................................................  26
 Mortality and Expense Risk Charges........................................  26
 Administrative Expense Charge.............................................  26
 Transfer Fees.............................................................  26
 Deferred Sales Charge.....................................................  26
 Fund Expenses.............................................................  28

                                                                           Page
 Premium Tax..............................................................  28
 Commissions and Distribution Expenses....................................  28
ADDITIONAL WITHDRAWAL OPTIONS
 General..................................................................  28
 Estate Conservation Option...............................................  29
 Systematic Withdrawal Option.............................................  29
ANNUITY PERIOD
 Annuity Period Elections.................................................  30
 Annuity Options..........................................................  31
DEATH BENEFIT
 General..................................................................  32
 Death Benefit Amount.....................................................  32
 Death Benefit Options Available to Beneficiary Under a Nonqualified
  Flexible Premium Contract...............................................  33
 Death Benefit Options Available to Beneficiary Under an IRA Rollover
  Contract................................................................  35
TAX STATUS
 Introduction.............................................................  36
 Taxation of the Company..................................................  36
 Tax Status of the Contract...............................................  37
 Taxation of Annuities....................................................  38
 IRA Rollover Contract....................................................  39
 Withholding..............................................................  40
 Possible Changes in Taxation.............................................  40
 Other Tax Consequences...................................................  40
MISCELLANEOUS
 Voting Rights............................................................  40
 Modification of the Contract.............................................  41
 Inquiries................................................................  41
 Telephone Transfers......................................................  41
 Transfer of Ownership; Assignment........................................  42
 Legal Proceedings........................................................  42
 Legal Matters............................................................  42
STATEMENT OF ADDITIONAL INFORMATION -- TABLE OF CONTENTS..................  43
APPENDIX: ALIAC Guaranteed Account........................................  44

                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the meanings shown:

ACCUMULATION PERIOD: The period during which one or more Net Purchase Payments applied to a Certificate Holder's Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the net investment results for each variable investment option during the Accumulation Period. The Accumulation Units for the applicable Funds are used to calculate the portion of the Certificate Holder's Account attributable to the Separate Account during the Accumulation Period.

ADJUSTED ACCOUNT VALUE: The Certificate Holder's Account Value plus or minus the Certificate Holder's aggregate ALIAC Guaranteed Account market value adjustment ("MVA").

AGA: ALIAC Guaranteed Account, a credited interest option offered as a funding option under the Contract.

ANNUITANT: The natural person on whose life the Annuity benefit under a Contract is based.

ANNUITY: A series of payments for life, for a definite period or for a combination of the two.

ANNUITY DATE: The date on which Annuity payments commence.

ANNUITY OPTIONS: Annuity payment methods available during the Annuity Period.

ANNUITY PERIOD: The period of time during which Annuity payments are made.

ANNUITY UNIT: A unit of measure used to calculate the dollar amount of each variable Annuity payment during the Annuity Period. Annuity Units are used to calculate the amount of each variable Annuity payment.

BENEFICIARY: The person entitled to receive any death benefit with respect to a Certificate Holder's Account.

CERTIFICATE: The document issued to a Certificate Holder for a Certificate Holder's Account established under a group Contract.

CERTIFICATE HOLDER: A person or entity (i.e., a Trustee for a Trust) who purchases or acquires an interest under a group Contract or who purchases an individual Contract, sometimes referred to as "you." A Certificate Holder's spouse may have an interest in the same Certificate Holder's Account as a joint Certificate Holder. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on Joint Accounts.

CERTIFICATE HOLDER'S ACCOUNT: A record established for each Certificate Holder to maintain values under a Contract.

CERTIFICATE HOLDER'S ACCOUNT VALUE: As of any Valuation Period, the dollar value of all amounts accumulated in a Certificate Holder's Account, including the value of the Accumulation Units, AGA and amounts deposited pursuant to the guaranteed death benefit.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Aetna Life Insurance and Annuity Company.

CONTRACTS: Group or individual variable deferred annuity contracts described in this prospectus, one of which is a nonqualified flexible premium contract and the other an Individual Retirement Annuity (IRA).

DISTRIBUTOR(S): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

EFFECTIVE DATE: The date a Contract or Certificate is issued to a Certificate Holder.

FUNDS: The open-end management investment companies available as variable funding options for the investment of assets of the Separate Account under the Contracts.

GENERAL ACCOUNT: The account into which all Company assets not held in a separate account are deposited. The General Account is subject to all liabilities of the Company.

GROUP CONTRACT HOLDER: The entity to which a group Contract is issued.

HOME OFFICE: The principal executive offices of the Company located at 151 Farmington Avenue, Hartford, Connecticut 06156.

INDIVIDUAL RETIREMENT ANNUITY (IRA) ROLLOVER CONTRACT: An individual or group variable deferred annuity contract established to accept Purchase Payments of rollover amounts previously accumulated under an Individual Retirement Account or Annuity or a plan qualified under Code Section 401 or 403. These Contracts are intended to qualify under Code Section 408(b).

MARKET VALUE ADJUSTMENT (MVA): An amount deducted or added to amounts withdrawn early from the AGA to reflect changes in the market value of the investment since the date of deposit. See the Appendix and the prospectus for the AGA for a discussion of how the market value adjustment is actually calculated.

NASD: National Association of Securities Dealers, Inc.

1940 ACT: The Investment Company Act of 1940, as amended.

NET PURCHASE PAYMENT: The Purchase Payment less premium taxes, if applicable.

NONQUALIFIED FLEXIBLE PREMIUM CONTRACT: An individual or group variable deferred annuity contract established to accept one or more Purchase Payments to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code
Section 408(a).

PURCHASE PAYMENT(S): The gross payment(s) made to a Certificate Holder's Account pursuant to the terms of a Contract. The Company reserves the right to refuse to accept any Purchase Payment at any time for any reason.

REGISTERED REPRESENTATIVE: The individual who is registered with the NASD as an agent of a Distributor to offer and sell securities and who has the appropriate insurance licenses to sell variable annuity contracts. See "Distribution."

SEC: Securities and Exchange Commission.

SEPARATE ACCOUNT: Variable Annuity Account B, an account whose assets are segregated from other assets of the Company. The Separate Account holds shares of the Funds acquired as variable funding options under the Contracts. The Company holds title to the assets held in the Separate Account.

UNDERWRITER: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts. The Company will serve as Underwriter for the Contracts.

VALUATION PERIOD: The period of time for which a Fund determines its net asset value, usually from 4:15 p.m. Eastern time each day the New York Exchange is open for trading until 4:15 the next such business day.

VALUATION RESERVE: A reserve established pursuant to the insurance laws of the State of Connecticut to measure voting rights during the Annuity Period. It also measures the value of a commutation right under the "Payments of a Stated Period of Time" nonlifetime Annuity option when elected on a variable basis.

VARIABLE ANNUITY CONTRACT: An annuity contract providing for the accumulation of values, and for retirement payments, which vary in amount based on investment results.

                              PROSPECTUS SUMMARY

CONTRACTS OFFERED

Two types of variable deferred annuity Contracts are being offered. One is a Nonqualified Flexible Premium Contract and the other is an Individual Retirement Annuity (IRA) rollover contract. See "Contract Purchase --
 General," "Contract Rights" and "Miscellaneous."

PURCHASE

Under the group Contract, individuals may be enrolled as Certificate Holders and the Company will maintain a Certificate Holder's Account for each Certificate Holder. Under an individual Contract, the owner will be an individual. (In either case, the individual is referred to as "Certificate Holder" or "you.") Under the Contracts, Certificate Holders have certain rights (see "Contract Rights"). As of the date of this Prospectus, only interests in group contracts are offered for new sales.

WITHDRAWAL

You may redeem all or a portion of your Account Value during the Accumulation Period by completing the Company's disbursement form and sending it to the Company. Amounts withdrawn may be subject to a deferred sales charge or maintenance fee. See "Charges and Deductions." The maximum deferred sales charge that could be assessed is 7% of each Net Purchase Payment. Amounts withdrawn from the AGA may be subject to a market value adjustment. (See the Appendix.) A 10% federal penalty tax may also be imposed on the taxable portion paid to you and certain amounts may be subject to tax withholding. See "Tax Status -- Taxation of Annuities."

GUARANTEED DEATH BENEFIT

These Contacts contain a guaranteed death benefit feature. Upon the death of the Certificate Holder or the Annuitant, under certain circumstances, the Certificate Holder's Account Value may be adjusted upward. See "Death Benefit."

CONTRACT CHARGES

Certain charges are associated with these Contracts, for example, mortality and expense risk charges, administrative expense charges, maintenance fees and transfer fees. The Funds are also subject to certain fees and expenses. See "Charges and Deductions" for a complete explanation of these charges.

FREE LOOK PROVISION

The Certificate Holder may cancel the Certificate Holder's Account no later than ten days after receiving the Contract or Certificate (whichever is applicable) by returning it to us or to the Distributor from whom it was purchased along with a written notice of cancellation. The Certificate Holder will receive the full amount of Purchase Payments made under the Contract upon cancellation under this provision. (See "Contract Rights -- Right to Cancel.")

                                   FEE TABLE
                    (Based on year ended December 31, 1994)

THE PURPOSE OF THE FEE TABLE IS TO ASSIST CERTIFICATE HOLDERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT WILL BE BORNE, DIRECTLY OR INDIRECTLY, UNDER THE CONTRACT. THE INFORMATION LISTED REFLECTS THE CHARGES DUE UNDER THE CONTRACT AS WELL AS THE FEES AND EXPENSES DEDUCTED FROM THE FUNDS. ADDITIONAL INFORMATION REGARDING THE CHARGES AND DEDUCTIONS ASSESSED UNDER THE CONTRACT CAN BE FOUND UNDER "CHARGES AND DEDUCTIONS" IN THIS PROSPECTUS. CHARGES AND EXPENSES SHOWN DO NOT TAKE INTO ACCOUNT PREMIUM TAXES THAT MAY BE APPLICABLE. FOR MORE INFORMATION REGARDING EXPENSES PAID OUT OF THE ASSETS OF A PARTICULAR FUND, SEE THE FUND'S PROSPECTUS.

TRANSACTION EXPENSES
--------------------

DEFERRED SALES CHARGE (as a percentage of each Net Purchase Payment deposited)(/1/)

     LENGTH OF TIME SINCE NET PURCHASE PAYMENT MADE  DEDUCTION
     ----------------------------------------------  ---------
     Less than 1 year                                   7%
     1 or more but less than 2 years                    6%
     2 or more but less than 3 years                    5%
     3 or more but less than 4 years                    4%
     4 or more but less than 5 years                    3%
     5 or more but less than 6 years                    2%
     6 or more but less than 7 years                    1%
     7 or more than 7 years                             0%
Transfers(/2/)                                         $ 0.00

ANNUAL EXPENSES
---------------
     Annual Maintenance Fee(/3/)                       $30.00


SEPARATE ACCOUNT ANNUAL EXPENSES

Daily deductions are made from the Certificate Holder's Account Value held in the variable options. The deduction is the daily equivalent of the annual effective percentage shown in the following chart:

   During the Accumulation Period:
     Mortality and Expense Risk Fees         1.25%
     Administrative Expense Charge           0.15%
                                             -----
     Total Separate Account Annual Expenses  1.40%
                                             =====
   During the Annuity Period:
     Mortality and Expense Risk Fees         1.25%
     Administrative Expense Charge(/4/)      0.00%
                                             -----
     Total Separate Account Annual Expenses  1.25%
                                             =====

(/1/)Referred to in the Contracts as a "surrender fee." See "Charges and Deductions -- Deferred Sales Charge" for instances in which this charge may be waived.
(/2/)We currently do not impose a transfer fee; however, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year. See "Contract Rights -- Transfers Among Investment Options."
(/3/)The maintenance fee is waived when the Certificate Holder's Account Value is $50,000 or more on the date the maintenance fee is due. See "Charges and Deductions -- Maintenance Fee."
(/4/)The Company does not currently impose an administrative charge during the Annuity Period. We do, however, reserve the right to deduct a daily administrative expense charge during the Annuity Period of up to 0.25% per year from the portion of a Certificate Holder's Account Values held in the Separate Account.

MUTUAL FUND ANNUAL EXPENSES
(As a percentage of average net assets, except where otherwise noted, based on figures for the year ended December 31, 1994.)

                                  INVESTMENT         OTHER
                              ADVISORY FEES(/1/)  EXPENSE(/2/)
                                (AFTER EXPENSE   (AFTER EXPENSE   TOTAL FUND
                                REIMBURSEMENT)   REIMBURSEMENT) ANNUAL EXPENSES
                              ------------------ -------------- ---------------
Aetna Variable Fund                 0.25%            0.05%           0.30%
Aetna Income Shares                 0.25%            0.08%           0.33%
Aetna Variable Encore Fund          0.25%            0.07%           0.32%
Aetna Investment Advisers
 Fund, Inc.                         0.25%            0.07%           0.32%
Aetna Ascent Variable
 Portfolio(/3/)                     0.50%            0.20%           0.70%
Aetna Crossroads Variable
 Portfolio(/3/)                     0.50%            0.20%           0.70%
Aetna Legacy Variable
 Portfolio(/3/)                     0.50%            0.20%           0.70%
Alger American Balanced
 Portfolio                          0.75%            0.33%           1.08%
Alger American Income and
 Growth Portfolio                   0.63%            0.12%           0.75%
Alger American MidCap Growth
 Portfolio                          0.80%            0.17%           0.97%
Alger American Leveraged
 AllCap Growth
 Portfolio(/3/)(/4/)                0.85%            0.94%           1.79%
Alger American Small Cap
 Portfolio                          0.85%            0.11%           0.96%
Alger American Growth
 Portfolio                          0.75%            0.11%           0.86%
Fidelity High Income
 Portfolio                          0.61%            0.10%           0.71%
Fidelity Equity-Income
 Portfolio(/5/)                     0.52%            0.06%           0.58%
Fidelity Growth
 Portfolio(/5/)                     0.62%            0.07%           0.69%
Fidelity Overseas Portfolio         0.77%            0.15%           0.92%
Fidelity Investment Grade
 Bond Portfolio                     0.46%            0.21%           0.67%
Fidelity Asset Manager
 Portfolio(/5/)                     0.72%            0.08%           0.80%
Fidelity Index 500
 Portfolio(/6/)                     0.00%            0.28%           0.28%
Fidelity Contrafund
 Portfolio(/3/)                     0.62%            0.27%           0.89%
IMS Equity Growth and Income
 Fund(/7/)                          0.00%            0.85%           0.85%
IMS Utility Fund(/7/)               0.00%            0.85%           0.85%
IMS Prime Money Fund(/7/)           0.00%            0.80%           0.80%
IMS U.S. Government Bond
 Fund(/7/)                          0.00%            0.80%           0.80%
IMS Corporate Bond Fund(/7/)        0.00%            0.80%           0.80%
IMS International Stock
 Fund(/8/)                          0.52%            0.73%           1.25%
IMS Growth Stock Fund(/9/)          0.00%            0.85%           0.85%
Janus Aspen Aggressive
 Growth(/10/)                       0.77%            0.28%           1.05%
Janus Aspen Balanced
 Portfolio(/10/)                    0.83%            0.74%           1.57%
Janus Aspen Flexible Income
 Portfolio(/10/)                    0.30%            0.70%           1.00%
Janus Aspen Growth
 Portfolio(/10/)                    0.66%            0.22%           0.88%
Janus Aspen Short-Term Bond
 Portfolio(/10/)                    0.00%            0.65%           0.65%
Janus Aspen Worldwide Growth
 Portfolio(/10/)                    0.69%            0.49%           1.18%
Lexington Emerging Markets
 Fund(/11/)                         0.85%            0.45%           1.30%
Lexington Natural Resources
 Trust                              1.00%            0.55%           1.55%
TCI Growth(/12/)                    1.00%            0.00%           1.00%
TCI Balanced(/12/)                  1.00%            0.00%           1.00%
TCI International(/12/)             1.50%            0.00%           1.50%

-------
 (/1/)Certain of the unaffiliated Fund managers or their affiliates reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options. These reimbursements are generally based on a percentage of assets under management and may be paid out of the managers' advisory fees. These amounts are not charged to the Funds or Contract Holders, but are paid from other assets of the Fund Managers or their affiliates.
 (/2/)A mutual fund's "Other Expenses" include operating costs of the Fund. The deduction of the above expenses are reflected in the Fund's net asset value and are not deducted from the Contract Value.
 (/3/)These funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.
 (/4/)This figure does not include 0.75% that is attributable to Interest
      Expense.
 (/5/)A portion of the brokerage commission the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio, 0.70% for the Growth Portfolio and 0.81% for the Asset Manager Portfolio.
 (/6/)The Fund's expenses were voluntarily reduced by the Fund's investment adviser. Absent reimbursement, investment advisory fees, other expenses and total expenses would have been 0.28%, 0.53% and 0.81%, respectively.
 (/7/)The Fund's Adviser has agreed to waive all or a portion of its advisory fee and reimburse certain expenses so that the total annual expenses for the Equity Growth and Income Fund and the Utility Fund would not exceed 0.85% of average net assets, and the total annual expenses for the Prime Money Fund, the U.S. Government Bond Fund and the Corporate Bond Fund would not exceed 0.80% of average net assets. Without this waiver and reimbursement, the maximum advisory fees and the maximum total annual expenses for the Funds, respectively, would have been 0.75% and 25.96% for the Equity Growth and Income Fund, 0.75% and 55.43% for the Utility Fund, 0.50% and 72.54% for the Prime Money Fund, 0.60% and 33.35% for the U.S. Government Bond Fund, and 0.60% and 10.42% for the Corporate Bond Fund. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion.
 (/8/)The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The Fund's Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%. The Total Fund Annual Expenses are estimated to be 1.73% absent the anticipated voluntary waiver of a portion of the management fee. Total Fund Annual Expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1995. During the course of this period, expenses may be more or less than the average amount shown.
 (/9/)The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The Fund's Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%. The Total Fund Annual Expenses are estimated to be 5.81% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. Total Fund Annual Expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1995. During the course of this period, expenses may be more or less than the average amount shown.
(/10/)The expense figures shown are net of certain expense waivers from Janus
      Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1994 would have been; 1.00%, 0.28% and 1.28%, respectively, for Janus Aspen Aggressive Growth Portfolio:
      1.00%, 0.74% and 1.74%, respectively, for Janus Aspen Balanced Portfolio; 0.65%, 0.70% and 1.35%, respectively, for Janus Aspen Flexible Income Portfolio; 1.00%, 0.22% and 1.22%, respectively, for Janus Aspen Growth Portfolio; 0.65%, 0.75% and 1.40%, respectively, for Janus Aspen Short-Term Bond Portfolio; and 1.00%, 0.49% and 1.49%, respectively, for Janus Aspen Worldwide Growth Portfolio.
(/11/)The Fund's investment adviser has agreed to reimburse the Fund so that the total expenses of the Fund (excluding taxes, brokerage, and extraordinary expenses) will not exceed an annual rate of 1.30% of the Fund's average net assets. Without this agreement, it is estimated that the Fund's Investment Advisory Fee, Total Other Expenses and Total Mutual Fund Annual Expenses would have been 0.85%, 5.43% and 6.28%, respectively.
(/12/)The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

HYPOTHETICAL ILLUSTRATION (EXAMPLE)
-----------------------------------

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment (/1/):

                            For a complete withdrawal at    If no withdrawal is made, or if
                            the end of the applicable time  the Certificate Holder
                            period:                         annuitizes:
                            1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
                            ------ ------- ------- -------- ------ ------- ------- --------
Aetna Variable Fund         $72    $ 91    $113    $207     $18    $ 55    $ 95    $207
Aetna Income Shares         $72    $ 92    $115    $210     $18    $ 56    $ 97    $210
Aetna Variable Encore Fund  $72    $ 92    $114    $209     $18    $ 56    $ 96    $209
Aetna Investment
 Advisers Fund, Inc.        $72    $ 92    $114    $209     $18    $ 56    $ 96    $209
Aetna Ascent Variable
 Portfolio                  $76    $103    $134    $249     $22    $ 68    $116    $249
Aetna Crossroads
 Variable Portfolio         $76    $103    $134    $249     $22    $ 68    $116    $249
Aetna Legacy Variable
 Portfolio                  $76    $103    $134    $249     $22    $ 68    $116    $249
Alger American Balanced
 Portfolio                  $80    $115    $153    $287     $26    $ 79    $135    $287
Alger American Income
 and Growth Portfolio       $76    $105    $136    $254     $22    $ 69    $118    $254
Alger American MidCap
 Growth Portfolio           $78    $111    $147    $276     $25    $ 76    $129    $276
Alger American Leveraged
 AllCap Portfolio           $87    $136    $187    $355     $33    $100    $170    $355
Alger American Small Cap
 Portfolio                  $78    $111    $147    $275     $24    $ 75    $129    $275
Alger American Growth
 Portfolio                  $77    $108    $142    $265     $23    $ 72    $124    $265
Fidelity Equity-Income
 Portfolio                  $75    $100    $127    $237     $21    $ 64    $110    $237
Fidelity Growth
 Portfolio                  $76    $103    $133    $248     $22    $ 67    $115    $248
Fidelity Overseas
 Portfolio                  $78    $110    $145    $271     $24    $ 74    $127    $271
Fidelity Asset Manager
 Portfolio                  $77    $106    $139    $259     $23    $ 71    $121    $259
Fidelity High Income
 Portfolio                  $76    $104    $134    $250     $22    $ 68    $116    $250
Fidelity Investment
 Grade Bond Portfolio       $75    $102    $132    $246     $22    $ 67    $114    $246
Fidelity Index 500
 Portfolio                  $71    $ 90    $112    $205     $18    $ 55    $ 94    $205
Fidelity Contrafund
 Portfolio                  $78    $109    $143    $268     $24    $ 73    $125    $268
IMS Equity Growth and
 Income Fund                $77    $108    $141    $264     $23    $ 72    $123    $264
IMS Utility Fund            $77    $108    $141    $264     $23    $ 72    $123    $264
IMS Prime Money Fund        $77    $106    $139    $259     $23    $ 71    $121    $259
IMS U.S. Government Bond
 Fund                       $77    $106    $139    $259     $23    $ 71    $121    $259
IMS Corporate Bond Fund     $77    $106    $139    $259     $23    $ 71    $121    $259
IMS International Stock
 Fund                       $81    $120    $161    $304     $27    $ 84    $143    $304
IMS Growth Stock Fund       $77    $108    $141    $264     $23    $ 72    $123    $264
Janus Aspen Aggressive
 Growth Portfolio           $79    $114    $151    $284     $25    $ 78    $133    $284
Janus Aspen Balanced
 Portfolio                  $84    $129    $177    $334     $31    $ 94    $159    $334
Janus Aspen Flexible
 Income Portfolio           $79    $112    $149    $279     $25    $ 77    $131    $279
Janus Aspen Growth
 Portfolio                  $78    $109    $143    $267     $24    $ 73    $125    $267
Janus Aspen Short-Term
 Bond Portfolio             $75    $102    $131    $244     $21    $ 66    $113    $244
Janus Aspen Worldwide
 Growth Portfolio           $81    $118    $158    $297     $27    $ 82    $140    $297
Lexington Emerging
 Markets Fund               $82    $121    $164    $309     $28    $ 86    $146    $309
Lexington Natural
 Resources Trust            $91    $150    $210    $397     $37    $114    $192    $397
TCI Growth                  $79    $112    $149    $279     $25    $ 77    $131    $279
TCI Balanced                $79    $112    $149    $279     $25    $ 77    $131    $279
TCI International           $84    $127    $173    $328     $30    $ 91    $156    $328

-------
(/1/)The illustration reflects the $30.00 maintenance fee as an annual charge of 0.058% of assets.

                        CONDENSED FINANCIAL INFORMATION

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1994 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1994, AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                            1994
                          ---------
AETNA VARIABLE FUND
Value at beginning of
 period                     $10.000
Value at end of period      $10.737
Increase (decrease) in
 value of accumulation
 units(/1/)                   7.37%(/2/)
Number of accumulation
 units outstanding at
 end of period            3,178,712
AETNA INCOME SHARES
Value at beginning of
 period                     $10.000
Value at end of period      $10.324
Increase (decrease) in
 value of accumulation
 units(/1/)                   3.24%(/3/)
Number of accumulation
 units outstanding at
 end of period              983,357
AETNA VARIABLE ENCORE
 FUND
Value at beginning of
 period                     $10.000
Value at end of period      $10.489
Increase (decrease) in
 value of accumulation
 units(/1/)                   4.89%(/2/)
Number of accumulation
 units outstanding at
 end of period            3,407,448
AETNA INVESTMENT
 ADVISERS FUND, INC.
Value at beginning of
 period                     $10.000
Value at end of period      $10.828
Increase (decrease) in
 value of accumulation
 units(/1/)                   8.28%(/4/)
Number of accumulation
 units outstanding at
 end of period              911,281
FIDELITY EQUITY-INCOME
 PORTFOLIO
Value at beginning of
 period                     $10.000
Value at end of period      $10.002
Increase (decrease) in
 value of accumulation
 units(/1/)                   0.02%(/5/)
Number of accumulation
 units outstanding at
 end of period               17,013
FIDELITY GROWTH
 PORTFOLIO
Value at beginning of
 period                     $10.000
Value at end of period      $10.423
Increase (decrease) in
 value of accumulation
 units(/1/)                   4.23%(/5/)
Number of accumulation
 units outstanding at
 end of period               17,013
IMS EQUITY GROWTH AND
 INCOME FUND
Value at beginning of
 period                     $10.000
Value at end of period      $ 9.838
Increase (decrease) in
 value of accumulation
 units(/1/)                 (1.62)%(/6/)
Number of accumulation
 units outstanding at
 end of period              188,708
IMS UTILITY FUND
Value at beginning of
 period                     $10.000
Value at end of period      $ 9.881
Increase (decrease) in
 value of accumulation
 units(/1/)                 (1.19)%(/6/)
Number of accumulation
 units outstanding at
 end of period               41,191
IMS U.S. GOVERNMENT BOND
 FUND
Value at beginning of
 period                     $10.000
Value at end of period      $10.073
Increase (decrease) in
 value of accumulation
 units(/1/)                   0.73%(/6/)
Number of accumulation
 units outstanding at
 end of period               12,714

                                                            1994
                                                           -------
IMS CORPORATE BOND FUND
Value at beginning of period                               $10.000
Value at end of period                                     $ 9.814
Increase (decrease) in value of accumulation units(/1/)     (1.86)%(/6/)
Number of accumulation units outstanding at end of period   31,309

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                               $10.000
Value at end of period                                     $10.109
Increase (decrease) in value of accumulation units(/1/)      1.09%(/4/)
Number of accumulation units outstanding at end of period    9,588

LEXINGTON EMERGING MARKETS FUND
Value at beginning of period                               $10.000
Value at end of period                                     $ 9.795
Increase (decrease) in value of accumulation units(/1/)     (2.05)%(/4/)
Number of accumulation units outstanding at end of period    1,500

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                               $10.000
Value at end of period                                     $ 9.056
Increase (decrease) in value of accumulation units(/1/)     (9.44)%(/3/)
Number of accumulation units outstanding at end of period      537

TCI GROWTH
Value at beginning of period                               $10.000
Value at end of period                                     $10.847
Increase (decrease) in value of accumulation units(/1/)      8.47%(/4/)
Number of accumulation units outstanding at end of period  893,534

TCI BALANCED
Value at beginning of period                               $10.000
Value at end of period                                     $10.152
Increase (decrease) in value of accumulation units(/1/)      1.52%(/4/)
Number of accumulation units outstanding at end of period    3,477

TCI INTERNATIONAL
Value at beginning of period                               $10.000
Value at end of period                                     $ 9.441
Increase (decrease) in value of accumulation units(/1/)     (5.59)%(/4/)
Number of accumulation units outstanding at end of period    3,745

(/1/)The above figures are calculated by subtracting the beginning Accumulation
     Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(/2/)Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
(/3/)Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
(/4/)Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
(/5/)Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.
(/6/)Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.

                               PERFORMANCE DATA

From time to time, the Company may advertise different types of historical performance for the variable funding options of the Separate Account available under the Contracts described in this Prospectus. The Company may advertise the "standardized average annual total returns" of the variable funding options, calculated in a manner prescribed by the SEC, as well as the "non-standardized return." Both methods are described below. Further information is contained in the SAI.

"Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding options under the Contract and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception if less than 10 years). Standardized returns will reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, the annual maintenance fee, the administrative expense charge and any applicable deferred sales charge).

"Non-standardized return" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a three-year period.

For Funds that were in existence prior to the date that the Fund became available under the Contract, the performance data will show the investment performance that such Fund would have achieved (reduced by the applicable charges) had it been available under the Contract for the period quoted.

The Company may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Averages or to the change in values of other management investment companies that have investment objectives similar to the Fund being compared.

The Company may publish in advertisements and reports to Certificate Holders the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect the Company's financial strength and/or claims-paying ability. We may also quote ranking services, such as Morningstar's Variable Annuity/Life Performance Report, and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports including, but not limited to, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

                                  THE COMPANY

Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contracts and the depositor of the Separate Account. The Company is engaged in the business of issuing variable annuity and variable and universal life insurance policies. The Company was organized in 1976 as a stock life insurance company under the insurance laws of the State of Connecticut. Through a merger, the Company succeeded to the business of Aetna Variable Annuity Life Insurance Company. The former Company had been doing business since 1954 as an Arkansas insurance company under the name Participating Annuity Life Insurance Company.

The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, serves as the investment adviser to the Aetna Funds. It is also registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Company is a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company. Organized under the laws of the State of Connecticut in 1967, Aetna Life and Casualty Company is publicly held, and to the best of its knowledge, no single person or entity beneficially owns as much as 10% of the outstanding shares of its capital stock.

                          VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company in 1976 under the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of the Contracts from Company assets. The Separate Account is registered as a unit investment trust under Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. All obligations of the Company arising under the contracts are its general corporate obligations.

                                   THE FUNDS

The Certificate Holder will designate some or all of the mutual funds described below as variable funding options under the Contract. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940. The availability of the Funds is subject to applicable regulatory authorization.

  . AETNA VARIABLE FUND (sometimes called the "Growth and Income Fund") seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks.

  . AETNA INCOME SHARES (sometimes called the "Bond Fund") seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

  . AETNA VARIABLE ENCORE FUND (sometimes called the "Money Market Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

  . AETNA INVESTMENT ADVISERS FUND, INC. (sometimes called the "Managed Fund") is a managed mutual fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents, based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.

  . AETNA GENERATION PORTFOLIOS INC. -- AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. Aetna Ascent Variable Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance. See the Fund's prospectus for a discussion of the risks involved.

  . AETNA GENERATION PORTFOLIOS, INC. -- AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. Aetna Crossroads Variable Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

  . AETNA GENERATION PORTFOLIOS, INC. -- AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. Aetna Legacy Variable Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.

  . ALGER AMERICAN FUND -- ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation by investing in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.

  . ALGER AMERICAN FUND -- ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks a high level of dividend income to the extent consistent with prudent investment management by investing primarily in dividend paying equity securities. Capital appreciation is a secondary objective of the Portfolio.

  . ALGER AMERICAN FUND -- ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- of $1 billion or greater. Income is a consideration in the selection of investments but is not an investment objective.

  . ALGER AMERICAN FUND -- ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization between $750 million and $3.5 billion. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

  . ALGER AMERICAN FUND -- ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to fluctuate.

  . ALGER AMERICAN FUND -- ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
    ("Alger American Small Cap Portfolio") seeks capital return through investment in the common stock of smaller companies offering the potential for significant price gain. It invests at least 85% of its net assets in equity securities and at least 65% of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. Investing in smaller companies may present risks not present in investments in larger companies. See the Fund's prospectus for a discussion of these risks.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- HIGH INCOME
    PORTFOLIO ("Fidelity High Income Portfolio") seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "high yield, high risk bonds" and involve significant degree of risk (see the funds' prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- EQUITY-INCOME
    PORTFOLIO ("Fidelity Equity-Income Portfolio") seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- GROWTH
    PORTFOLIO ("Fidelity Growth Portfolio") seeks to achieve capital appreciation by investing primarily in common stock, although the Fund is not limited to any one type of security.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- OVERSEAS
    PORTFOLIO ("Fidelity Overseas Portfolio") seeks long-term growth of capital primarily through investments in foreign securities (at least 65% from at least three countries outside of North America). Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. See the Funds' prospectus for a discussion of the risks involved.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II -- INVESTMENT
    GRADE BOND PORTFOLIO ("Fidelity Investment Grade Bond Portfolio") seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II -- ASSET
    MANAGER PORTFOLIO ("Fidelity Asset Manager Portfolio") seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II -- INDEX 500
    PORTFOLIO ("Fidelity Index 500 Portfolio") seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's 500 Composite Stock Price Index.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND
    PORTFOLIO ("Fidelity Contrafund Portfolio") seeks maximum total return over the long term by investing its assets mainly in equity securities of companies that are undervalued or out-of-favor.

  . INSURANCE MANAGEMENT SERIES -- EQUITY GROWTH AND INCOME FUND ("IMS Equity
    Growth and Income Fund") seeks to achieve long-term growth of capital and to provide income. The IMS Equity Growth and Income Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser, meet certain criteria.

  . INSURANCE MANAGEMENT SERIES -- UTILITY FUND ("IMS Utility Fund") seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the IMS Utility Fund will invest at least 65% of its total assets in securities of utility companies.

  . INSURANCE MANAGEMENT SERIES -- PRIME MONEY FUND ("IMS Prime Money Fund")
    The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. A investment in this Fund is neither insured nor guaranteed by the U.S. government.

  . INSURANCE MANAGEMENT SERIES -- U.S. GOVERNMENT BOND FUND ("IMS U.S.
    Government Bond Fund") seeks to provide current income. The IMS U.S. Government Bond Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities.

  . INSURANCE MANAGEMENT SERIES -- CORPORATE BOND FUND ("IMS Corporate Bond
    Fund") seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "high yield, high risk bonds" and involve significant degree of risk (see the funds' prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations). Some of the fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

  . INSURANCE MANAGEMENT SERIES -- INTERNATIONAL STOCK FUND ("IMS
    International Stock Fund") The investment objective of the Fund is to seek a total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three countries will always be represented. Other risks may also be attributable to investments in developing countries due to less mature economies and less stable political systems. Investors should consult the Fund's prospectus for a discussion of these risks before investing.

  . INSURANCE MANAGEMENT SERIES -- GROWTH STOCK FUND ("IMS Growth Stock
    Fund") The investment objective of the Fund is capital appreciation. The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

  . JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO ("Janus Aspen
    Aggressive Growth Portfolio") is a nondiversified portfolio that seeks long-term growth of capital by emphasizing investments in common stock of companies with a market capitalization between $1 billion and $5 billion.

  . JANUS ASPEN SERIES -- BALANCED PORTFOLIO ("Janus Aspen Balanced
    Portfolio") seeks both long-term growth of capital and current income. The Portfolio is designed for investors who want to participate in the equity markets through a more moderate investment than a pure growth fund. Investments in income-producing securities are intended to result in a portfolio that provides a more consistent total return than may be attainable through investing solely in growth stocks. The Portfolio is not designed for investors who desire a consistent level of income.

  . JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO ("Janus Aspen Flexible
    Income Portfolio") seeks to maximize total return, consistent with preservation of capital from a combination of current income and capital appreciation. Janus Aspen Flexible Income Portfolio invests in all types of income-producing securities, and may have substantial holdings of debt securities rated below investment grade ("high yield, high risk securities") also commonly known as "junk bonds." High yield, high risk securities involve certain risks. See the Fund's prospectus for a discussion of these risks.

  . JANUS ASPEN SERIES -- GROWTH PORTFOLIO ("Janus Aspen Growth Portfolio") seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. The Portfolio generally emphasizes issuers with large market capitalizations.

  . JANUS ASPEN SERIES -- SHORT-TERM BOND PORTFOLIO ("Janus Aspen Short-Term
    Bond Portfolio") seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short-and intermediate-term fixed income securities. The Portfolio will normally maintain a dollar-weighted average portfolio maturity of less than three years, but not to exceed five years depending upon its portfolio manager's opinion of prevailing market, financial and economic conditions.

  . JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO ("Janus Aspen Worldwide
    Growth Portfolio") seeks long-term growth of capital by investing primarily in common stocks of companies of foreign and domestic issuers of any size. The Portfolio normally invests in issuers from at least five different countries including the United States. International investments involve risks not present in U.S. Securities.

  . LEXINGTON EMERGING MARKETS FUND seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.

  . LEXINGTON NATURAL RESOURCES TRUST is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation. The Fund may invest up to 25% of its total assets in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Fund's prospectus for a discussion of these risks.

  . TCI PORTFOLIOS, INC. -- TCI GROWTH (a Twentieth Century Fund) seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of prices generally. The Fund may invest in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Fund's prospectus for a discussion of these risks.

  . TCI PORTFOLIOS, INC. -- TCI BALANCED (a Twentieth Century Fund) seeks capital growth and current income. It seeks capital growth by investing in 60% common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better-than-average potential for appreciation. Management intends to maintain approximately 40% of the Fund's assets in fixed income securities.

  . TCI PORTFOLIOS, INC. -- TCI INTERNATIONAL (a Twentieth Century Fund) seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in countries with developed economies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. See the Fund's prospectus for a discussion of the risks involved.

There is no assurance that the Funds will achieve their investment objectives. Certificate Holders bear the full investment risk of investments in the Funds selected.

Some of the Funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectus. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.

More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and must accompany this Prospectus. Certificate Holders should read the accompanying prospectuses carefully before investing. Additional prospectuses and the Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.

FUND INVESTMENT ADVISERS

The following identifies the investment adviser and the subadviser, if any, for each Fund.

FUND                                                INVESTMENT ADVISER
----                                                ------------------
                                        Aetna Life Insurance and
Aetna Variable Fund                     Annuity Company (ALIAC)
Aetna Income Shares                     ALIAC
Aetna Variable Encore Fund              ALIAC
Aetna Investment Advisers Fund, Inc.    ALIAC
Aetna Ascent Variable Portfolio         ALIAC
Aetna Crossroads Variable Portfolio     ALIAC
Aetna Legacy Variable Portfolio         ALIAC
Alger American Balanced Portfolio       Fred Alger Management, Inc.
Alger American Income and Growth        Fred Alger Management, Inc.
 Portfolio
Alger American MidCap Growth Portfolio  Fred Alger Management, Inc.
Alger American Leveraged AllCap         Fred Alger Management, Inc.
 Portfolio
Alger American Small Cap Portfolio      Fred Alger Management, Inc.
Alger American Growth Portfolio         Fred Alger Management, Inc.
Fidelity High Income Portfolio          Fidelity Management & Research Company
Fidelity Equity-Income Portfolio        Fidelity Management & Research Company
Fidelity Growth Portfolio               Fidelity Management & Research Company
Fidelity Overseas Portfolio             Fidelity Management & Research Company
Fidelity Investment Grade Bond          Fidelity Management & Research Company
Portfolio
Fidelity Asset Manager Portfolio        Fidelity Management & Research Company
Fidelity Index 500 Portfolio            Fidelity Management & Research Company
Fidelity Contrafund Portfolio           Fidelity Management & Research Company
IMS Equity Growth and Income Fund       Federated Advisers
IMS Utility Fund                        Federated Advisers
IMS Prime Money Fund                    Federated Advisers
IMS International Stock Fund            Federated Advisers
IMS U.S. Government Bond Fund           Federated Advisers
IMS Corporate Bond Fund                 Federated Advisers
IMS Growth Stock Fund                   Federated Advisers
Janus Aggressive Growth Portfolio       Janus Capital Corporation
Janus Balanced Portfolio                Janus Capital Corporation
Janus Flexible Income Portfolio         Janus Capital Corporation
Janus Growth Portfolio                  Janus Capital Corporation
Janus Short-Term Bond Portfolio         Janus Capital Corporation
Janus Worldwide Growth Portfolio        Janus Capital Corporation
Lexington Emerging Markets Fund         Lexington Management Corporation
Lexington Natural Resources Trust       Lexington Management Corporation*
TCI Growth                              Investors Research Corporation
TCI Balanced                            Investors Research Corporation
TCI International                       Investors Research Corporation

-------
* Market Systems Research Advisors, Inc. serves as the subadviser for the Lexington Natural Resources Trust.

FUND ADDITIONS AND LIMITATIONS

We may, from time to time, add additional mutual funds as eligible variable funding options under the Contracts. No more than 18 different choices of investment options may be made over the life of the individual Contract or the Certificate under a group Contract. See "Transfers Among Investment Options."

The Company has reserved the right to limit which, and how many, funding options will be available during the annuity period.

Funding options offered under the Contract may vary by Distributor.

MIXED AND SHARED FUNDING

Shares of the Funds are sold to us for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by us or by third parties. This is referred to as "mixed funding."

It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts of the same or of an unaffiliated insurance company to invest in these Funds simultaneously, since the interests of the contract holders or policy owners or insurance companies may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

                               CONTRACT PURCHASE

GENERAL

Two types of variable deferred annuity contracts are being offered. One allows the purchaser to make one or more payments in any amounts (flexible premiums), subject to the minimums discussed below (the "Nonqualified Flexible Premium Contract"). The Nonqualified Flexible Premium Contract does not qualify for any special tax treatment under the Code other than the provisions applicable to all deferred annuities. See "Tax Status." The other Contract is intended to be established as an individual retirement annuity under Section 408(b) of the Code to accept rollover payments from qualifying retirement plans such as plans qualified under Section 401 or 403 of the Code or another Individual Retirement Annuity or Account under Section 408 of the Code.

PURCHASE

As of the effective date of this Prospectus, only interests in group Contracts are offered for new sales.

A Certificate Holder establishes an account under a group contract by completing an enrollment form and any other required forms. The Distributor will deliver any application or enrollment form to the Company for review, acceptance or rejection.

The Company must accept or reject an enrollment form within two business days of its receipt. If the enrollment form is incomplete, the Company may hold it and any accompanying Purchase Payment for five days. Purchase

Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the enrollment form. If the enrollment form is accepted, a Certificate will be issued to the Certificate Holder. Any Purchase Payment accompanying the enrollment form, or received prior to acceptance of the enrollment form, will be invested as of the date of acceptance. If the enrollment form is rejected, the enrollment form and any Purchase Payments will be returned to the Certificate Holder.

You may cancel the Contract or Certificate within 10 days of receiving it. See "Contract Rights -- Right to Cancel."

PURCHASE PAYMENTS

Each Purchase Payment accepted by us that is to be invested in the Funds, is deposited in the Separate Account as set forth under "Certificate Holder's Account Values."

You may elect to have each Purchase Payment accumulate (a) on a variable basis by allocating your Purchase Payment to one or more of the Funds; (b) on a fixed basis under the AGA; or (c) in a combination of any of the available investment options. Purchase Payments must be allocated in terms of whole percentages. For subsequent Purchase Payments, if no allocation instructions are received with the Purchase Payment, the allocation will be the same as that indicated on the original enrollment form. See the Appendix for a discussion of subsequent Purchase Payments allocated to AGA.

For the Nonqualified Flexible Premium Contract the minimum initial Purchase Payment is $5,000. Additional Purchase Payments to a Nonqualified Flexible Premium Contract must be at least $2,500. Subsequent payments may be sent to the Distributor or to the Company at the Home Office. The minimum Purchase Payment for the IRA Rollover Contract is $5,000. A Purchase Payment of more than $500,000 is allowed only with our consent. The maximum issue age for the Annuitant is 90.

Additional Purchase Payments made to an existing Contract are subject to the terms and conditions published by us at the time of the payment. We reserve the right to limit the total dollar amount accepted from a Certificate Holder. We also reserve the right to reject any Purchase Payment to a prospective or existing Certificate Holder's Account without advance notice.

Each Nonqualified Flexible Premium Contract must be aggregated with other annuity contracts and/or accounts under a Contract purchased by you from us (and our affiliates) in any calendar year on or after October 21, 1988 for purposes of determining the taxable portion of payments. (See "Tax Status --
 Taxation of Annuities.")

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

You must designate the Beneficiary and the Annuitant on the enrollment form. For an IRA Rollover Contract, you must be the Annuitant. For Flexible Premium Contracts, you may (but need not) select a different person as the Annuitant. See "Death Benefit--Death Benefit Amount" if you are not the Annuitant.

DISTRIBUTION

The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of

Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors") to offer and sell the Contracts. The Company and one or more affiliates may also sell the Contracts directly. All registered representatives of the Distributors must also be licensed as insurance agents to sell variable annuity contracts.

The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.

The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.

Federated Securities Corp. ("FSC"), an affiliate of the adviser to the Funds in the Insurance Management Series, may enter into agreements with some of the Distributors to provide services to customers in connection with these Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees for these services may be based on the total number of assets in the Funds attributable to the Distributors' customers.

                      CERTIFICATE HOLDER'S ACCOUNT VALUES

ACCUMULATION UNITS

A Purchase Payment that is directed to one or more of the Funds is deposited in the Separate Account and credited to the Certificate Holder's Account in the form of Accumulation Units for each Fund selected. The number of Accumulation Units credited is determined by dividing the applicable portion of the Purchase Payment by that Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is that next-computed following the date on which a Purchase Payment is received, unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Purchase Payments by the Separate Account, which will be no later than the next business day following the crediting of the Accumulation Units attributable to the Funds. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

Accumulation Units are valued separately for each Fund. Therefore, if you elect to have a Purchase Payment invested in a combination of Funds, you will have Accumulation Units credited from more than one source. The value of the Certificate Holder's Account as of the most recent Valuation Period is determined by adding the value of any Accumulation Units attributed to the Fund(s) you have selected to the value of any amounts invested in the AGA.

NET INVESTMENT FACTOR

The value of an Accumulation Unit in any Valuation Period is calculated by multiplying the Fund's Accumulation Unit value for your Contract for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net investment rate.

The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and a daily administrative expense charge at the annual effective rate of 0.15% during the Accumulation Period and up to 0.25% during the Annuity Period. The net investment rate may be more or less than 0%.

                                CONTRACT RIGHTS

RIGHT TO CANCEL

The Certificate Holder may cancel the Certificate Holder's Account no later than ten days after receiving the Contract or Certificate by returning it to us or the Distributor from whom it was purchased along with a written notice of cancellation. We will send a refund not later than seven calendar days after we receive the Contract or Certificate and the written notice at our Home Office. We will refund the Purchase Payments made under the Contract as of the date the request is received.

RIGHTS UNDER THE CONTRACT AND ACCOUNT

The Group Contract Holder has title to the Contract. The Certificate Holder has all other rights to the Certificate Holder's Account under the Contract. However, under a Nonqualified Flexible Premium Contract, if the Certificate Holder and the Annuitant are not the same, and the Annuitant dies first, a different provision applies. In this case, the Certificate Holder's rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

Two individuals may have an interest in the same Certificate Holder's Account as Joint Certificate Holders. See "Contract Purchase." Joint Certificate Holders have equal rights under the Contract and with respect to their Certificate Holder's Account. On the death of a Joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder may retain all ownership rights under the Contract or elect to have the proceeds distributed. See "Death Benefits." All rights under the Contract must be exercised by both Joint Certificate Holders with the exception of transfers among investment options; at the Company's discretion, one Joint Certificate Holder can select additional investment options after the Certificate Holder's Account has been established.

LOANS

Loans are not allowed.

TRANSFERS AMONG INVESTMENT OPTIONS

The Company currently allows unlimited transfers of accumulated amounts to available investment options during the Accumulation Period without charge; however, it reserves the right to charge up to $10 per transaction if more than 12 transfers are made in a calendar year. See "Charges and Deductions --
 Transfer Charges." The Company reserves the right to establish a minimum transfer amount. Unless the transfer is made from the one-year guaranteed term in connection with the Dollar Cost Averaging Program transfers from the AGA will be subject to a market value adjustment, if applicable. (See "Dollar Cost Averaging Program" below, as well as the Appendix and the prospectus for the AGA.) Any transfer will be based on the Accumulation Unit value next determined after the Company receives a valid request at its Home Office. During the Annuity Period, transfers are not available.

DOLLAR COST AVERAGING PROGRAM

Dollar Cost Averaging ("DCA") is a system for investing a fixed amount of money at regular intervals over a period of time. It is based on the economic fact that buying a variably priced item with a constant sum of money at fixed intervals affords the buyer the opportunity to automatically buy more of that item when prices are low and less of it when prices are high, thus reducing the average cost per item. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. Certificate Holders should consider their financial ability to continue purchases through periods of low price levels.

The Dollar Cost Averaging Program permits Certificate Holders to systematically transfer amounts from any of the variable funding options and the one-year Guaranteed Term of the AGA to any of the variable investment options. A market value adjustment will not be applied to dollar cost averaging transfers from the one-year Guaranteed Term. (See Appendix I for a discussion of the restrictions and features attributable to the Guaranteed Account.)

You must have an Account Value of at least $5,000 to participate in the Dollar Cost Averaging Program. The minimum amount that may be transferred into a particular variable funding option is $50. DCA can be elected at any time during the Accumulation Period by completing the DCA section of the application or by completing a DCA Election Form available from the Company at its Home Office. All DCA transfers will be made on the 15th of each month (or the next Valuation Period, if applicable). Any transfer made under the DCA program will not be counted for purposes of any transfer limitations imposed under the Contract. A Certificate Holder may terminate the DCA program at any time. The Company reserves the right to modify or terminate the DCA program at any time.

Dollar Cost Averaging is not available to individuals who have elected the Systematic Withdrawal Option or the Account Rebalancing Program (described below).

ACCOUNT REBALANCING PROGRAM

The Account Rebalancing Program allows Certificate Holders to have portions of their Certificate Holder's Account Value automatically reallocated annually to a specified percentage. Only Certificate Holder Account Values accumulating in the variable funding options can be rebalanced. Certificate Holders may participate in this program by completing the Account Rebalancing Section of the enrollment form, or by requesting the service in writing from the Company's Home Office. Reallocations under the Account Rebalancing Program will not be counted for purposes of any transfer limitations imposed under the Contract.

Account Rebalancing is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.

Account Rebalancing does not ensure a profit nor guarantee against loss in a declining market.

WITHDRAWALS

You may withdraw all or a portion of the Certificate Holder's Account Value during the Accumulation Period by properly completing a disbursement form provided by us and sending it to our Home Office. Withdrawal request forms are available from us and from the Distributors. The following types of withdrawals may be requested:

  . Full Withdrawal: The Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

  . Partial Withdrawal (Percentage): The percentage of the Adjusted Account
    Value requested minus any applicable deferred sales charge.

  . Partial Withdrawal (Specific Dollar Amount): The dollar amount requested.
    The amount actually withdrawn from the Certificate Holder's Account may be greater or less than the dollar amount requested to allow for payment of any applicable deferred sales charge plus or minus any applicable MVA.

We will pay all amounts based on the Certificate Holder's Account Value next computed after the request is received in the Home Office or at a later date, if specified. For any partial withdrawal, if you do not provide instructions to the contrary, amounts will be withdrawn on a pro rata basis from each of the funding options in which you have an interest. A deferred sales charge (surrender fee) may be deducted upon any full or partial withdrawal. See "Charges and Deductions -- Deferred Sales Charge." For treatment of amounts withdrawn from the AGA, see the Appendix.

Tax or tax penalties may be due on the amounts withdrawn or tax withholding may apply. See "Tax Status --Taxation of Annuities."

We reserve the right to close out, on 90 days' written notice, any Certificate or Individual Contract with a value of $2,500 or less immediately following a partial withdrawal. A deferred sales charge will not be deducted in this event. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance. IRA Rollover Contracts will not be closed out if adverse consequences would result to the Certificate Holder from the withdrawal.

Our policy is to make payments for withdrawal requests in accordance with SEC requirements, but normally not later than seven calendar days after we receive a properly completed withdrawal form in our Home Office or within seven calendar days of the date the withdrawal form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or it is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Certificate Holders. The conditions under which restricted trading or an emergency exists will be determined by the rules and regulations of the SEC.

The tax treatment of withdrawals from each Nonqualified Flexible Premium Contract may be affected if you own other annuity contracts or accounts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status -- Taxation of Annuities.")

                            CHARGES AND DEDUCTIONS

GENERAL

This section describes the maximum charges that may be deducted under the Contract or Certificate for maintenance fees, administrative expenses, sales-related expenses and transfer fees. A description of mortality and expense risk charges and Fund expenses is also included.

MAINTENANCE FEE

We charge an annual maintenance fee of $30 for each Certificate or Contract during the Accumulation Period. This fee is to reimburse us for some administrative expenses relating to the establishment and maintenance of the Certificate Holder's Account. We will deduct the fee from the Certificate Holder's Account Value on the anniversary of an individual Contract's or a Certificate's Effective Date (or, if this is not a day that the New York Stock Exchange is open, on the next such day). The fee is also deducted upon withdrawal of your entire Account Value. The fee is deducted proportionately from each funding option used by liquidating a portion of amounts held in those options.

We will not deduct a maintenance fee (either annually or upon withdrawal) when the Certificate Holder's Account Value is $50,000 or more on the day the maintenance fee is due.

MORTALITY AND EXPENSE RISK CHARGES

We make a daily deduction from the Separate Account portion of the Certificate Holder's Account Value for mortality and expense risks (insurance charges). The deduction, equal to the annual effective rate of 1.25% per year, is made as part of the calculation of Accumulation Unit and Annuity Unit values.

The mortality risk charge is to compensate us for the risks we assume (a) for the guaranteed death benefit and (b) when we promise to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the Contract or Certificate. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. We hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by us, would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses. During 1994, we received $8,918,042 for mortality and expense risks from contracts funded through the Separate Account.

ADMINISTRATIVE EXPENSE CHARGE

During the Accumulation Period, we deduct a daily charge of 0.15% per year from the Separate Account portion of the Certificate Holder's Account Value. This charge is to reimburse us for expenses we incur in administering the Contract; we do not intend to profit from this charge. The administrative expense charge is a percentage of the variable portion of your Account Value; therefore, there may be no relationship between the amount deducted and the amount of expenses attributable to the Certificate Holder's Account.

An administrative expense charge is established upon election of a variable Annuity Option. This charge will not exceed 0.25% per year, deducted on a daily basis from any variable portion of the Annuity Option. Through April 30, 1996, this charge is guaranteed to be 0%. Once an Annuity Option is elected, and an administrative expense charge is established, we will not change the charge.

TRANSFER FEES

Unlimited transfers are allowed during the Accumulation Period. We allow 12 free transfers per calendar year. Thereafter, we reserve the right to charge $10 for each additional transfer. If we do assess the fee, it will be deducted from the Account Value. During the Annuity Period, transfers are not allowed.

DEFERRED SALES CHARGE

You may withdraw your Adjusted Account Value of the Certificate Holder's Account at any time during the Accumulation Period; however, a deferred sales charge (referred to in the Contract as a surrender fee) may be deducted so that we may recover some of our sales expenses.

The charge only applies to that portion of your Certificate Holder's Account Value that represents Net Purchase Payments (not to any associated changes in value), and decreases by 1% per year so that seven years after the date of the Purchase Payment, the charge associated with that payment is 0%. To satisfy a partial withdrawal, the deferred sales charge is calculated as if Purchase Payments are withdrawn in the same order they were paid to the Certificate Holder's Account (i.e., the oldest Purchase Payment will be exhausted, then the next oldest and so on). Partial withdrawals from the AGA will be treated as described in the Appendix and the prospectus for the AGA. Withdrawals are charged first against Purchase Payments then against increases in value. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, depending on the number of years completed since the Purchase Payment was made, as shown in the table below. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

   LENGTH OF TIME SINCE
   PURCHASE PAYMENT MADE            DEDUCTION
   ---------------------            ---------
   Less than 1 year                     7%
   1 or more but less than 2 years      6%
   2 or more but less than 3 years      5%
   3 or more but less than 4 years      4%
   4 or more but less than 5 years      3%
   5 or more but less than 6 years      2%
   6 or more but less than 7 years      1%
   7 or more than 7 years               0%

We will not deduct a deferred sales charge from any Purchase Payment withdrawn that is:

  (a) Applied to provide Annuity benefits;

  (b) Paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Net Purchase Payment(s) in the Certificate Holder's Account on the Annuitant's date of death;

  (c) Withdrawn due to the election of the Systematic Withdrawal Option (SWO) or the Estate Conservation Option (ECO);

  (d) Paid due to the full withdrawal of the Certificate Holder's Account for which the value is $2,500 or less and no withdrawals have been made in the prior 12 months;

  (e) Paid at least 12 months after the date of the first Purchase Payment to the Certificate Holder's Account in an amount of 15% or less of the Certificate Holder's Account Value. This applies to the first partial or full withdrawal made each calendar year. The 15% amount will be calculated using the Certificate Holder's Account Value on the date the request is received in good order at the Home Office. If a withdrawal is made that exceeds 15%, the applicable deferred sales charge will be assessed on the amount over 15%. This provision may not be exercised if SWO is elected; or

  (f) Paid if we close out the Certificate Holder's Account. See "Contract Rights -- Withdrawals."

In the instances cited in the above paragraphs, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. See "Tax Status -- Taxation of Annuities." An MVA may also apply to amounts withdrawn from the AGA.

Based on our actuarial determination, we do not anticipate that the deferred sales charge will cover all sales and administrative expenses that we will incur in connection with the Contract.

FUND EXPENSES

Each Fund has an investment adviser which charges a management or investment advisory fee for its services. These fees are based on each Fund's average net assets, and are deducted from the assets of each Fund and paid to the investment adviser. The Fee Table sets forth the management fee and expenses of each Fund. See "The Funds" for a list of the Funds' investment advisers.

Most expenses incurred in the operations of each Fund are borne by that Fund. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details on each Fund's expenses, you should read the accompanying prospectus for each Fund and the Fee Table in this Prospectus.

PREMIUM TAX

New York currently does not impose a premium tax on Purchase Payments.

COMMISSIONS AND DISTRIBUTION EXPENSES

We pay Distributors and their registered representatives who sell the Contracts commissions and service fees. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. In total, the compensation amounts are considered equivalent to approximately 7.5% of the Purchase Payments credited to the Contract over the Contract's estimated life. See "Contract Purchase -- Distribution."

We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses. See "Charges and Deductions -- Deferred Sales Charge."

                         ADDITIONAL WITHDRAWAL OPTIONS

GENERAL

We offer two withdrawal options that are not considered Annuity options: the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available if the Certificate Holder's Account Value is at least $25,000 at the time of election and you are at least age 70 1/2 for ECO or 59 1/2 for SWO. ECO is available only for amounts in an IRA Contract, and not for amounts under a Nonqualified Flexible Premium Contract. Under SWO, you receive a series of partial withdrawals from your Account based on a payment method you select. it is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

Amounts withdrawn under the ECO or SWO will be deducted from the Account in the same manner as for any other withdrawals during the Accumulation Period except that no deferred sales charge or market value adjustment (if applicable) will be applied. See "Contract Rights -- Withdrawals" and "Charges and Deductions -- Deferred Sales Charges."

Since ECO and SWO are not Annuity Options, the Certificate Holder's Account retains all the rights and obligations available during the Accumulation Period as described in this Prospectus, and is subject to all Accumulation Period Contract charges. We reserve the right to discontinue the availability of these withdrawal options and to change the terms for future elections.

Once elected, you or your spousal beneficiary may revoke the applicable option(s) at any time by submitting a written request to our Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount, fixed time period or fixed percentage whereas ECO payments vary in dollar amount and can continue indefinitely during your lifetime, (2) generally, SWO payments will be higher than expected ECO payments; and (3) ECO is available only for amounts in an Individual Retirement Annuity Contract, whereas SWO is available under both Individual Retirement Annuity Contracts and nonqualified deferred annuity contracts. You should carefully assess your future income needs when considering the election of these withdrawal options.

You should consult your tax adviser prior to electing one of these options due to the potential for adverse tax consequences.

For a discussion of the consequences if you or your Beneficiary dies after SWO or ECO has been elected, see "Death Benefit."

ESTATE CONSERVATION OPTION

The first distribution may not be made before the calendar year in which the Certificate Holder attains age 70 1/2. ECO is available only for amounts in an Individual Retirement Annuity Contract.

We will calculate and distribute an annual amount using the recalculation method contained in the Code's minimum distribution regulations. You specify the month during which you want to receive your distribution, and we will mail such distribution for receipt by the 15th of that month annually thereafter. The annual distribution is determined each year by dividing the Certificate Holder's Account Value by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either your life expectancy or the joint life expectancy of you and your Beneficiary and will be redetermined for each calendar year's distribution. The Certificate Holder's Account Value to be used in this calculation is the Certificate Holder's Account Value on the December 31st of the year prior to the year in which the ECO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

SYSTEMATIC WITHDRAWAL OPTION

SWO payments are available on a monthly, quarterly, semiannual or annual basis and are mailed for receipt by the 15th of the month. Under the Specified Percentage method, payments will be made until you reach age 70 1/2, or if elected by your spouse as a Beneficiary, until you would have reached age 70 1/2. You may not make any election that would result in a payment of less than $500.

You may elect one of the following methods of distribution:

  (a) Specified Payment -- payments of a designated dollar amount. The dollar amount chosen cannot be greater than 10% of the Certificate Holder's Account Value. We may require a minimum payment amount.

  (b) Specified Period -- payments for a designated time period. The specified period must be at least 10 years but, for IRA Rollover Contracts, not greater than your life expectancy factor.

  (c) Specified Percentage -- payments of a designated percentage. The specified percentage chosen cannot be greater than 10% of the Certificate Holder's Account Value. The percentage elected may be changed every six months.

Each annual distribution is determined by multiplying the Certificate Holder's Account Value by the percentage chosen. The value used in this calculation is the value on the December 31st of the year prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of the payments due each year.

Note: For an IRA Rollover Contract, the annual minimum SWO distribution, or maximum SWO time period, as you direct, will be determined by a life expectancy factor from tables designated by the IRS. Under both the Specified Payment and Specified Period payment methods, a higher amount will be paid in any year, if required under the Code's minimum distribution rules. For the initial distribution year, we will calculate the amount paid based on your single life expectancy determined from Table V of Section 1.72-9 of the Income Tax Regulations. For each year thereafter, we will use the life expectancy for the previous year reduced by one.

                                ANNUITY PERIOD

ANNUITY PERIOD ELECTIONS

You must notify us in writing of the Annuity Date and Annuity Option you elect. Until a date and option are elected, the Certificate Holder's Account Value will continue in the Accumulation Period. Once an Annuity Option is elected, it cannot be changed. Payments may not begin earlier than one year after purchase, or later than the later of: (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment. As required by the Code, distributions from an IRA Rollover Contract must begin no later than April 1 of the calendar year after the calendar year in which you attain age 70 1/2.

At least 30 days before the Annuity Date, you must notify us in writing to elect or change (a) the date on which Annuity payments are to begin, (b) the Annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) to be used to provide Annuity payments. The Company has reserved the right to limit which, and how many, funding options will be available during the Annuity Period. Once Annuity Payments start, no further changes of Annuity Options may be made. In addition, no further changes may be made to the selection of variable funding options offered during the Annuity Period.

If Annuity payments are elected on a variable basis, the first and subsequent Annuity payments will depend on an assumed net investment rate (3 1/2% annually, unless a 5% annual rate is elected). Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. A 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% annually. Annuity payments would decline if the rate were below 5%.

For purposes of Annuity payments, the Annuitant's adjusted age (and joint Annuitant's, if elected) will be used. The Annuitant's adjusted age is his or her age as of the birthday closest to the date of the first Annuity payment, reduced by one year for Annuity start dates occurring during the period from July 1, 1993 through December 31, 1999. The Annuitant's age (and joint Annuitant's, if applicable) will be reduced by two years for Annuity start dates occurring during the period from January 1, 2000 through December 31, 2009. The Annuitant's adjusted age (and joint Annuitant's, if applicable) will be reduced by one additional year for Annuity start dates in each succeeding decade.

No election may be made that would result in a first Annuity payment of less than $50 or total yearly Annuity payments of less than $250 (less if required by state law). If the Account Value on the Annuity start date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity payment amount and the minimum annual Annuity payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

For IRA Rollover Contracts, in determining the amount of Annuity payments, we must satisfy the minimum distribution incidental death benefit rule described in IRS regulations. This rule assures that any death benefits payable are incidental to the primary purpose of the Contract, which is to provide you with retirement benefits. The amount to be distributed under this rule is determined based on your age and tables contained in the IRS regulations.

When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

ANNUITY OPTIONS

LIFETIME:

  (a) Life Annuity -- an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for a minimum of 5, 10, 15 or 20 years. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payment than if a Life Annuity with no specified number of guaranteed payments had been elected.

  (b) Life Income Based Upon the Lives of Two Payees -- An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

      (i)   100% of the payment to continue after the first death;

      (ii)  66 2/3% of the payment to continue after the first death;

      (iii) 50% of the payment to continue after the first death;

      (iv) Payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

      (v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

Because (b)(iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.

Payments under any lifetime Annuity option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s).

If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under (a), or the surviving Annuitant under (b), should die prior to the due date of the second Annuity payment.

Once lifetime Annuity payments begin, you cannot elect to receive a lump-sum settlement or change elections.

NONLIFETIME:

  (a) Payments for a Stated Period of Time -- an Annuity with payments to be made for five to 30 years, as selected. If this option is elected on a variable basis, you may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. If elected on a fixed basis, you cannot elect to receive a lump-sum settlement. Any lump sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. See "Charges and Deductions -- Deferred Sales Charge." Once an Annuity Option is elected on either a variable or fixed basis, you cannot change elections.

  (b) Payment of Interest -- This option may be used only by your Beneficiary when you die before electing an Annuity Option. All or a portion of the amount payable upon your death will be held in our general account. Interest payments will be made to your Beneficiary. Your Beneficiary may withdraw any amount held under this option or direct that any or all of the amount be applied to an Annuity Option.

We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. See "Charges and Deductions -- Mortality and Expense Risk Charges." Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk.

In addition to the Annuity Options described, we may offer you and other payees optional methods of payment.

                                 DEATH BENEFIT

GENERAL

The following section provides information about determining the death benefit amount, should you or the Annuitant die during the Accumulation Period. Additional information is given for IRA Rollover Contracts and Nonqualified Flexible Premium Contracts regarding the rights available and who receives them in case of the death of you or the Annuitant. In many cases, the rights available will depend on whether the Beneficiary is your spouse.

In many of the scenarios described below, a deadline is given for receiving distributions equal to the Certificate Holder's Account Value. According to the Code, the required amount must be distributed by the deadline given. If not, the IRS will deem the Beneficiary to be in "constructive receipt" of the amount, and the Beneficiary may be subject to a penalty tax in addition to any other income tax due on the amount.

Upon the death of a Joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will be the designated beneficiary. Any other beneficiary designation on record with the Company at the time of death will be treated as a contingent beneficiary, and payments will be made to such beneficiary only upon the death of the surviving Certificate Holder. Upon the death of an Annuitant who is not a Certificate Holder, the Death Benefit Amount will be paid to the beneficiary designated.

Note: We will not allow Annuity payments to a Beneficiary to extend beyond the Beneficiary's life or any period certain greater than the Beneficiary's life expectancy.

DEATH BENEFIT AMOUNT

If the Annuitant (or for the Nonqualified Flexible Premium Contract, the Certificate Holder or the Annuitant) dies before Annuity payments start, the Beneficiary is entitled to a death benefit. The excess, if any, of the amount of the guaranteed death benefit over the Certificate Holder's Account Value is determined as of the date of death. Any excess amount will be deposited to the Certificate Holder's Account and allocated to the money market option available under the Contract as of the claim date. The Certificate Holder's Account Value on the claim date plus any excess amount deposited, becomes the Certificate Holder's Account Value. The claim date is the date when we receive valid proof of death and the Beneficiary's claim at our Home Office.

For Nonqualified Flexible Premium Contracts, the death benefit value is determined as described in items (a), (b), (c) and (d) below. For IRA Rollover Contracts, the death benefit value is determined as described in items (a),
(b) and (d) below.

  (a) Death of Certificate Holder/Annuitant (for IRA Rollover Contracts) or death of Annuitant (for Nonqualified Flexible Premium Contracts) less than 85 years of age: The guaranteed death benefit value is the greatest of:

      (1) The Net Purchase Payment(s) made to the Certificate Holder's Account minus the sum of all amounts withdrawn, applied to an Annuity, or deducted from the Certificate Holder's Account;

      (2) The highest step-up value as of the date of death. A step-up value is determined on each anniversary of the Effective Date. Each step-up value is calculated as the Certificate Holder's Account Value on the Effective Date anniversary, increased by the amount of any Purchase Payment(s) made, and decreased by the amount of any partial withdrawals and/or amounts applied to an Annuity Option since the Effective Date anniversary;

      (3) The Certificate Holder's Account Value as of the date of death.

      The excess, if any, of the guaranteed death benefit value over the Certificate Holder's Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market option available under the Contract as of the claim date. The Certificate Holder's Account Value on the claim date plus any excess amount deposited becomes the Certificate Holder's Account Value.

  (b) Death of Certificate Holder/Annuitant (for IRA Rollover Contracts) or death of Annuitant (for Nonqualified Flexible Premium Contracts) age 85 or greater: The death benefit is the greatest of:

      (1) The Net Purchase Payments made to the Certificate Holder's Account minus the sum of all amounts withdrawn, applied to an Annuity, or deducted from the Certificate Holder's Account;

      (2) The highest step-up value as of the Participant's 85th birthday. The step-up value is calculated as described in (a)(2);

      (3) The Certificate Holder's Account Value as of the date of death.

  (c) Death of the Certificate Holder if the Certificate Holder is not the Annuitant (Nonqualified Flexible Premium Contracts only): The death benefit amount is the Certificate Holder's Adjusted Account Value on the Claim Date. A deferred sales charge may apply to any full or partial withdrawal. (See "Charges and Deductions--Deferred Sales Charge.")

  (d) Death of a Spousal Beneficiary: In the case of a spousal beneficiary who continued the Account in his or her own name, the death benefit shall be equal to the Certificate Holder's Account Value, less any applicable deferred sales charge on any Purchase Payment(s) made after we receive proof of death.

For amounts held in the ALIAC Guaranteed Account: The death benefit, if paid within six months of the date of the Annuitant's death, is the greater of the Certificate Holder's Account Value or the aggregate market value adjusted
(MVA) amount. If paid after the six-month period, the death benefit will be the aggregate Market Value Adjustment amount. The aggregate Market Value Adjustment amount may be more or less than the Certificate Holder's Account Value.

DEATH BENEFIT OPTIONS AVAILABLE TO BENEFICIARY UNDER A NONQUALIFIED FLEXIBLE PREMIUM CONTRACT

Under a Nonqualified Flexible Premium Contract, prior to any election, the Certificate Holder's Account Value will remain in the Certificate Holder's Account and the Certificate Holder's Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment options (subject to an MVA, as applicable). The Code requires that distributions begin within a certain time period as described below; failure to commence distribution within those time periods can result in tax penalties. The following options are available to the Beneficiary:

  (a) When you are the Annuitant and you die:

      (1) If the Beneficiary is your surviving spouse, the Beneficiary will become the successor Certificate Holder. The successor Certificate Holder may exercise all Certificate Holder rights under the Contract and continue in the Accumulation Period, or may elect (i), (ii), or
          (iii) below. Under the Code, distributions are not required until the successor Certificate Holder's death. The Beneficiary may:

          (i) Apply some or all of the Certificate Holder's Adjusted Account Value to any of the Annuity options. The Amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments. The proceeds are taxed in the same manner as annuity payments. See "Tax Status."

          (ii) Elect to have some or all of the Certificate Holder's Adjusted Account Value deposited in the Company's general account, earning the then-current interest rate which may be changed from time to time. The Beneficiary may elect to receive monthly, quarterly, semiannual or annual interest payments. The balance on deposit can be withdrawn at any time or applied to any Annuity option. The principal amount is guaranteed, but interest payments may vary; or

          (iii) Request, at any time, a lump-sum payment equal to all or a portion of the Certificate Holder's Adjusted Account Value.

Under (ii) and (iii) above, payments are taxed as surrenders as they are received.

      (2) If the Beneficiary is not your surviving spouse, he or she may exercise all Contract or Certificate Holder rights and continue in the Accumulation Period or may elect option (i), (ii), or (iii) under (1) above. According to the Code, any portion of the Certificate Holder's Adjusted Account Value not applied to an Annuity option (other than the Nonlifetime Payment of Interest) within one year of your death, must be paid within five years after your death.

      (3) If no Beneficiary exists, a lump-sum payment equal to the Certificate Holder's Adjusted Account Value will be made to your estate.

Note: If SWO has been elected, SWO payments to the Beneficiary may be continued, unless the Beneficiary elects otherwise. Any payments elected must be made at least as frequently as those made prior to your death.

  (b) When you are not the Annuitant and you die:

      (1) If the Beneficiary is your surviving spouse, he or she will become the successor Certificate Holder. The successor Certificate Holder may exercise all your rights under the Contract and continue in the Accumulation Period, or may elect (i), (ii), or (iii) below. Under the Code, distributions are not required until the successor Certificate Holder's death. The Beneficiary may elect to:

          (i) Apply some or all of the Certificate Holder's Adjusted Account Value to any of the Annuity options. The amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments. The proceeds are taxed in the same manner as annuity payments;

      (ii) Elect to have some or all of the Surrender Value deposited in the Company's general account, earning the then-current interest rate which may be changed from time to time. The Beneficiary may elect to receive monthly, quarterly, semiannual or annual interest payments. The balance on deposit can be withdrawn at any time or applied to any Annuity option. The principal amount is guaranteed, but interest payments may vary; or

      (iii) Request, at any time, a lump-sum payment equal to all or a portion of the Surrender Value.

Under (ii) and (iii) above, payments are taxed as surrenders as they are received.

    (2) If the Beneficiary is not your surviving spouse, he or she may elect option (i), (ii), or (iii) under (1) above. According to the Code, any portion of the Certificate Holder's Adjusted Account Value not applied to one of the Annuity options (other than the Nonlifetime Payment of Interest) within one year of your death and must be paid within five years after your death. This amount will be subject to a deferred sales charge, if applicable.

    (3) If no Beneficiary exists, a lump-sum payment equal to the Surrender Value will be made to your estate.

Note: If SWO has been elected, the payments to the Beneficiary may be continued, unless the Beneficiary elects otherwise. Any payments elected must be made at least as frequently as those made prior to your death.

  (c) When you are not the Annuitant and the Annuitant dies: the Beneficiary must elect an Annuity option (see "Annuity Options") other than the Nonlifetime Payment of Interest within 60 days of the date of death.

DEATH BENEFIT OPTIONS AVAILABLE TO BENEFICIARY UNDER AN IRA ROLLOVER CONTRACT

Under an IRA Rollover Contract, prior to any election, the Certificate Holder's Account Value will be retained in the Certificate Holder's Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. Under the Code, distributions must begin within a certain time period. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties. The following options are available to the Beneficiary:

  (a) If the Beneficiary is your surviving spouse, he or she may exercise all rights under the Contract and continue in the Accumulation Period, or may elect (1), (2), or (3) below. Under the Code, distributions are not required until December 31st of the year in which you would have attained age 70 1/2. The Beneficiary may elect to:

    (1) Apply some or all of the Certificate Holder's Adjusted Account Value to the Annuity options. The amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments;

    (2) Elect to have some or all of the Certificate Holder's Adjusted Account Value deposited in the Company's general account, earning the then-current interest rate which may be changed from time to time. The Beneficiary may elect to receive monthly, quarterly, semiannual or annual interest payments. The balance on deposit can be withdrawn at any time, or applied to any Annuity option. The principal amount is guaranteed, but interest amounts may vary; or

    (3) Receive, at any time, a lump-sum payment equal to all or any portion of the Adjusted Account Value.

In general, regardless of the method of payment, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received those payments. See "Tax Status."

Note: If ECO is in effect when you die, your surviving spouse can elect to continue receiving ECO payments if a joint life expectancy was chosen. Otherwise, your surviving spouse must receive a lump-sum payment of the Certificate Holder's Adjusted Account Value. If SWO is in effect and you die before your required beginning date for minimum distributions the SWO payments will stop and your surviving spouse may elect (1), (2) or (3) above. If SWO is in effect and you die after your required beginning date for minimum distributions, your surviving spouse can elect to continue SWO payments. Otherwise, your spouse must elect to receive a lump sum payment equal to the Adjusted Account Value.

  (b) If the Beneficiary is other than your surviving spouse, and ECO is not in effect when you die, he or she may exercise all rights under the Certificate Holder's Account and continue in the Accumulation Period or may elect option (1), (2), or (3) under (a) above. Any portion of the Adjusted Account Value that is not applied to an Annuity Option (other than the Nonlifetime Payment of Interest) by December 31st of the year following the year of your death must be distributed by December 31st of the year containing the fifth anniversary of your date of death.

Note: If ECO or SWO is in effect when you die, the Beneficiary must receive an automatic and immediate lump-sum payment of the Adjusted Account Value.

  (c) If no Beneficiary exists, a lump-sum payment equal to the Adjusted Account Value will be made to your estate.

                                  TAX STATUS

INTRODUCTION

The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Nonqualified Flexible Premium Contract is purchased on a non-tax qualified basis. The IRA Rollover Contract is purchased and used in connection with certain arrangements entitled to special income tax treatment under section 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a

"regulated investment company" under Subchapter M of the Code or as any other Separate entity. Investment income and capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION: Section 817(h) of the Code requires that with respect to Nonqualified Flexible Premium Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTION: In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires nonqualified contracts to provide that (a) if any Certificate Holder dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Certificate Holder dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the contract may be continued with the surviving spouse as the new Certificate Holder.

The Nonqualified Flexible Premium Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to IRA Rollover Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

  TAXATION OF ANNUITIES

  IN GENERAL: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder who is a natural person generally is not taxed on increases in the Contract Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity payments under the Annuity Option elected). The assignment, pledge, or agreement to assign or pledge any portion of the Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

  WITHDRAWALS: In the case of a withdrawal under an IRA Rollover Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Contract Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For an IRA Rollover Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from an IRA Rollover Contract.

  With respect to Nonqualified Flexible Premium Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Contract Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Contract Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

  Full withdrawals of a Nonqualified Flexible Premium Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

  ANNUITY PAYMENTS: Although the tax consequences may vary depending on the Annuity payment elected under the Contract, in general, only the portion of the Annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity payments is taxable. For Variable Annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity payments is taxable. If Annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

  PENALTY TAX: In the case of a distribution pursuant to a Nonqualified Flexible Premium Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of a Certificate Holder; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Certificate Holder and a "designated beneficiary." Other tax penalties may apply to certain distributions pursuant to an IRA Rollover Contract.

  TAXATION OF DEATH BENEFIT PROCEEDS: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above.

  TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT: A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Assignments or transfers of ownership of an IRA Rollover Contract are not allowed except as permitted under Code Section 408(d)(6), coincident to a divorce. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  MULTIPLE CONTRACTS: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

IRA ROLLOVER CONTRACT

IN GENERAL: The qualified contract is designed for use as an Individual Retirement Annuity. The tax rules applicable to participants and beneficiaries in Individual Retirement Annuities are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

INDIVIDUAL RETIREMENT ANNUITIES: Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, each hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

As noted, above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Certificate Holder or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                 MISCELLANEOUS

VOTING RIGHTS

Each Certificate Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Fund(s). The number of votes to which each Certificate Holder may give direction will be determined as of the record date. The number of votes each Certificate Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Certificate Holder's Account Value(s) attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Certificate Holder's share of the Valuation Reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. Votes attributable to Certificate Holders who do not direct us will be cast by us in the same proportion as votes for which directions have been received.

You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Contract.

MODIFICATION OF THE CONTRACT

The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by notifying the Contract Holder and Certificate Holder in writing 30 days before the effective date of the change. The following Contract provisions are considered material by the Company and cannot be changed without the approval of appropriate state or federal regulatory authorities:

  (a) transfers among investment options;
  (b) notification to the Contract Holder;
  (c) conditions governing payments of surrender values;
  (d) terms of Annuity Options;
  (e) death benefit payments; and
  (f) contract charges.

In addition, changes to the items listed below will apply only to new Certificate Holders' Accounts established under a group Contract, or individual Contracts issued after the effective date of the change:

  (a) the Annuity Options;
  (b) the contractual promise that no deduction will be made from the Purchase Payment for sales or administrative expenses;
  (c) increasing the deferred sales charges;
  (d) increasing the mortality and expense risk charges;
  (e) increasing the administrative charge;
  (f) the right to make transfers; and
  (g) the Guaranteed Rate of the AGA.

Modification of items (b) through (e) above specifically require authorization by the SEC to the extent that the proposed changes are not currently authorized by existing orders issued to us by the SEC.

No modification may affect any Annuity beginning before the effective date of the change unless deemed necessary for the Contract to comply with the requirements of the Code or other laws and regulations affecting the Contract.

INQUIRIES

You may direct inquiries by writing directly to us at the address shown on the cover page of this Prospectus or by calling 1-800-531-4547.

TELEPHONE TRANSFERS

You automatically have the right to make transfers among Funds by telephone. The Company has enacted procedures to prevent abuses of transactions by telephone. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping your Contract information confidential. If the Company fails to follow its procedures it would be liable for any losses to your Contract resulting from the failure. To ensure authenticity, the Company records all calls on the 800 line.

TRANSFER OF OWNERSHIP; ASSIGNMENT

Assignments or transfers of ownership of an IRA Rollover Contract are not allowed except as permitted under Code Section 408(d)(6), coincident to a divorce. We will accept assignments or transfers of ownership of a Nonqualified Flexible Premium Contract, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. See "Tax Status -- Taxation of Annuities." If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

LEGAL PROCEEDINGS

We know of no material legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

LEGAL MATTERS

The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

            STATEMENT OF ADDITIONAL INFORMATION -- TABLE OF CONTENTS

The following items are the contents of the Statement of Additional
Information:

General Information and History.............................................   2
Variable Annuity Account B..................................................   2
Offering and Purchase of Contracts..........................................   3
Performance Data............................................................   3
 General....................................................................   3
 Average Annual Total Return Quotations.....................................   4
Annuity Payments............................................................   5
Dollar-Cost Averaging.......................................................   7
Sales Material..............................................................   7
Independent Auditors........................................................   7
Financial Statements of the Separate Account................................ S-1
Financial Statements of the Company......................................... F-1

                                   APPENDIX

                           ALIAC GUARANTEED ACCOUNT

THE ALIAC GUARANTEED ACCOUNT ("AGA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS DESCRIBED IN THIS PROSPECTUS. SINCE MGA IS A FUNDING OPTION UNDER THE CONTRACT, YOU SHOULD READ THE ACCOMPANYING AGA PROSPECTUS CAREFULLY BEFORE INVESTING. THIS APPENDIX IS INTENDED AS A SUMMARY DESCRIPTION OF AGA AND IS NOT INTENDED AS A REPLACEMENT FOR THE ALIAC GUARANTEED ACCOUNT PROSPECTUS.

GENERAL

AGA is a credited interest option for which we guarantee a stipulated rate of interest for a stated period of time on amounts applied to AGA. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year, the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

During the deposit period, amounts may be applied to any of the available guaranteed terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. For amounts allocated to the ALIAC Guaranteed Account, if the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

WITHDRAWALS

Except for transfers from the one-year Guaranteed Term in connection with the Dollar Cost Averaging Program and withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount you allocated to AGA.

For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the AGA will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

MATURITY OF A GUARANTEED TERM

As a guaranteed term matures, assets accumulating under AGA may be (a) transferred to a new guaranteed term, (b) transferred to any other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instruction concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity option; (3) amounts transferred from the one-year Guaranteed Term in connection with the Dollar Cost Averaging Program; and (4) amounts distributed under the Estate Conservation or Systematic Withdrawal distribution. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and
(4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to a Market Value Adjustment. However, only a positive aggregate Market Value Adjustment will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in (2) above.

Transfers of AGA values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Certificate Holder's Account.

The Certificate Holder may select a maximum of 18 different funding options over the lifetime of the Contract. Under the ALIAC Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional funding option.

DEATH BENEFIT

Full and partial withdrawals and transfers made from the AGA within six months after the date of the Annuitant's death will be the greater of:

  (a) The aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts). This total may be greater or less than the Certificate Holder's Account Value of those amounts; or

  (b) The applicable portion of the Certificate Holder's Account Value attributable to AGA.

  After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Certificate Holder's Account Value of those amounts. Only a positive aggregate Market Value Adjustment will be applied to transfers made due to annuitization under one of the lifetime Annuity Options.

ANNUITY PERIOD

By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under AGA transferred to one or more of the funds available during the Annuity Period to provide variable Annuity payments. AGA cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


         Statement of Additional Information dated September ___, 1995



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Marathon Plus/Growth Plus (New
York) dated September ______, 1995.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                  Service Unit
                             151 Farmington Avenue
                          Hartford, Connecticut  06156
                                 1-800-531-4547


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                               TABLE OF CONTENTS

                                                                    Page
General Information and History...................................     2
Variable Annuity Account B........................................     2
Offering and Purchase of Contracts................................     3
Performance Data..................................................     3
  General.........................................................     3
  Average Annual Total Return Quotations..........................     4
Annuity Payments..................................................     5
Dollar-Cost Averaging.............................................     7
Sales Material....................................................     7
Independent Auditors..............................................     7
Financial Statements of the Separate Account......................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company..   F-1

                        GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized in 1976 under the insurance laws of the State of Connecticut. The Company is a wholly owned subsidiary of Aetna Life Insurance and Casualty Company which, with its subsidiaries, constitutes one of the nation's largest diversified financial services organizations. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

ALIAC, a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the Separate Account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940, and provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from the Funds' investment adviser used as funding options under the Contract. These fees generally range from 0.10% to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.



                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the variable investment options. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts. The Funds currently available under the Contract are as follows:

Aetna Variable Fund                            Fidelity Index 500 Portfolio
Aetna Income Shares                            IMS-Growth Stock Fund
Aetna Variable Encore Fund                     IMS-Equity Growth and Income Fund
Aetna Investment Advisers Fund, Inc.           IMS-Utility Fund
Aetna Ascent Variable Portfolio                IMS-U.S. Government Bond Fund
Aetna Crossroads Variable Portfolio            IMS-Corporate Bond Fund
Aetna Legacy Variable Portfolio                IMS-International Stock Fund
Alger American Balanced Portfolio              IMS-Prime Money Fund
Alger American Income and Growth Portfolio     Janus Aspen Balanced Portfolio
Alger American Growth Portfolio                Janus Aspen Flexible Income Portfolio
Alger American MidCap Growth Portfolio         Janus Aspen Growth Portfolio
Alger American Leveraged AllCap Portfolio      Janus Aspen Short-Term Bond Portfolio
Alger American Small Cap Portfolio             Janus Aspen Worldwide Growth Portfolio
Fidelity Contrafund Portfolio                  Janus Aspen Aggressive Growth Portfolio
Fidelity Equity-Income Portfolio               Lexington Natural Resources Trust
Fidelity GrowthPortfolio                       Lexington Emerging Markets Fund
Fidelity Overseas Portfolio                    TCI Growth
Fidelity Asset Manager Portfolio               TCI Balanced
Fidelity High Income Portfolio                 TCI International
Fidelity Investment Grade Bond Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.


                       OFFERING AND PURCHASE OF CONTRACTS

As principal underwriter, ALIAC offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Contract Purchase" and "Certificate Holder's Account Values."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the variable options of the Separate Account available under the Contracts issued by the Company which are described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the variable options under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under these contracts and similar contracts funded by the Separate Account.

The non-standardized figures will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a three year period.

For variable options underlying the Separate Account that were in existence prior to the date the Fund became available under the Contract or the date on which the Separate Account commenced operations, the standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return quotations for any prior period should not be considered as a representation of how the variable options will perform in any future period. Additionally, your Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1994 for the variable options available under the Contract.

                                         --------------------------------------------------------------------------------------
                                                                                                                       Fund
                                                     STANDARDIZED               NON-STANDARDIZED                    Inception
                                                                                                                       Date
 ------------------------------------------------------------------------------------------------------------------------------
      Installment Payment Contract         1 Year     5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
      ($30 annual maintenance fee)
-------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund                      (7.84)%      6.20%     12.51%   (2.43)%    2.57%     6.47%     12.51%        04/30/75
-------------------------------------------------------------------------------------------------------------------------------

Aetna Income Shares                      (10.62)%     6.28%      8.61%   (5.19)%    2.76%     6.55%      8.61%        06/01/78
-------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Encore Fund               (2.81)%      3.33%      4.96%   2.58%      2.14%     3.64%      4.96%        09/01/75
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                       *
Aetna Investment Advisers Fund, Inc.     (7.23)%      5.99%      6.19%   (1.82)%    3.69%     6.26%      6.42%        06/23/89
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                       *
Alger American Balanced Portfolio        (11.09)%     2.90%      3.15%   (5.66)%    2.63%     3.21%      3.43%        09/05/89
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                       *
Alger American Income and Growth         (15.08)%     4.53%      4.91%   (9.62)%    1.71%     4.82%      5.01%        11/14/88
 Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                       *
Alger American Growth Portfolio          (5.43)%      13.47%     15.00%  (0.03)%    10.14%    13.67%     15.13%       01/08/89
-------------------------------------------------------------------------------------------------------------------------------
                                                            *                             *
Alger American MidCap Growth Portfolio   (8.40)%      15.95%     N/A     (2.98)%    18.74%    N/A        N/A          04/30/93
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                       *
Alger American Small Cap Portfolio       (11.21)%     12.09%     17.68%  (5.77)%    2.39%     12.30%     17.73%       09/20/88
-------------------------------------------------------------------------------------------------------------------------------

                                         --------------------------------------------------------------------------------------
                                                                                                                       Fund
                                                  STANDARDIZED                NON-STANDARDIZED                       Inception
                                                                                                                       Date
 ------------------------------------------------------------------------------------------------------------------------------
      Installment Payment Contract        1  Year   5 Years   10 Years   1 Year   3 Years   5 Years      10 Years
      ($30 annual maintenance fee)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity Asset Manager Portfolio         (12.88)%    8.88%      8.39%   (7.43)%    6.79%     9.12%         8.62%      09/06/89
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity Equity-Income Portfolio         0.14%       8.67%      9.39%   5.51%      12.32%    8.91%         9.39%      10/22/86
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity Growth Portfolio                (6.87)%     9.03%      11.06%  (1.46)%    7.68%     9.27%         11.06%     11/07/86
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity Overseas Portfolio              (5.15)%     3.96%      5.51%   0.25%      6.09%     4.25%         5.51%      02/13/87
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity High Income Portfolio           (8.49)%     12.15%     9.33%   (3.07)%    11.76%    12.36%        9.33%      10/11/85
-------------------------------------------------------------------------------------------------------------------------------
                                                                      *                                          *
Fidelity Investment Grade Bond Portfolio (10.59)%    5.24%      5.93%   (5.16)%    2.91%     5.52%         6.03%      12/05/88
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Fidelity Index 500 Portfolio             (5.83)%     3.93%      N/A     (0.43)%    5.71%     N/A           N/A        08/27/92
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
IMS-Equity Growth and Income Fund        (8.27)%     N/A        N/A     (1.96)%    N/A       N/A           N/A        02/10/94
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
IMS Prime Money Fund                     (6.02)%     N/A                0.28%      N/A       N/A           N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
IMS-Utility Fund                         (11.45)%    N/A        N/A     (5.11)%    N/A       N/A           N/A        02/10/94
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
IMS-U.S. Government Bond Fund            (4.88)%     N/A        N/A     1.41%      N/A       N/A           N/A        03/28/94
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
IMS-Corporate Bond Fund                  (10.99)%    N/A        N/A     (4.65)%    N/A       N/A           N/A        03/01/94
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Aggressive Growth Portfolio  9.62%       22.40%     N/A     14.93%     26.14%    N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Balanced Portfolio           (6.04)%     0.53%      N/A     (0.64)%    4.63%     N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Flexible Income Portfolio    (7.57)%     (5.67)%    N/A     (2.16)%    (1.46)%   N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Growth Portfolio             (4.00)%     (0.68)%    N/A     1.40%      3.44%     N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Short-Term Bond Portfolio    (5.95)%     (4.72)%    N/A     (0.55)%    (0.53)%   N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                             *
Janus Aspen Worldwide Growth Portfolio   (5.34)%     10.15%     N/A     0.06%      14.08%    N/A           N/A        09/13/93
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
Lexington Emerging Markets Fund          (7.73)%     N/A        N/A     (1.42)%    N/A       N/A           N/A        03/31/94
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                          *
Lexington Natural Resources Trust        (12.20)%    (4.55)%    (1.71)%  (6.76)%   1.09%     (4.11)%       (1.36)%    05/31/89
-------------------------------------------------------------------------------------------------------------------------------
                                                 *                              *
TCI International                        (11.50)%    N/A        N/A      (5.16)%   N/A       N/A           N/A        05/31/94
-------------------------------------------------------------------------------------------------------------------------------
                                                                       *                                          *
TCI Growth                               (8.10)%     6.91%      9.10%    (2.69)%   1.12%     7.17%         9.10%      11/20/87
-------------------------------------------------------------------------------------------------------------------------------
                                                           *                                       *
TCI Balanced                             (6.15)%     4.56%      N/A      (0.74)%   (0.85)%   5.40%         N/A        05/31/94
-------------------------------------------------------------------------------------------------------------------------------

    *Although results are not available for the full calendar indicated, the percentage shown is an average annual return since inception.


                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Contract or Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b) where (a) is the amount of the first Annuity payment based on a particular investment option and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.


EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                             DOLLAR-COST AVERAGING

The term "dollar-cost averaging" describes a system of investing a uniform sum of money at regular intervals over an extended period of time. It is based on the economic fact that buying a variably priced item with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high. In order to maximize the effectiveness of dollar-cost averaging, it is important that investors consider their financial ability to continue purchasing the securities through periods of high and low price levels. Investors should also note that no system can protect against reduced values in a declining market.

                                 SALES MATERIAL

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.


                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                     Index



Independent Auditors Report


Statement of Assets and Liabilities


Statement of Operations


Statements of Changes in Net Assets


Notes to Financial Statements


Condensed Financial Information

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and
 Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1994, the related statement of operations and condensed fi-nancial information for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These fi-nancial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our au-dits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed fi-nancial information are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial posi-tion of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1994, the results of its operations and condensed financial in-formation for the year then ended and the changes in its net assets for each of the years in the two-year period then ended in conformity with generally ac-cepted accounting principles.

                                               KPMG Peat Marwick llp

Hartford, Connecticut
January 31, 1995

Variable Annuity Account B

STATEMENT OF ASSETS AND LIABILITIES -- December 31, 1994

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 17,826,130 shares at $26.23 per share (cost
  $507,156,445)................................................... $467,568,315
 Aetna Income Shares; 5,871,114 shares at $11.72 per share (cost
  $74,117,645)....................................................   68,832,108
 Aetna Variable Encore Fund; 7,078,396 shares at $12.55 per share
  (cost $89,821,997)..............................................   88,823,487
 Aetna Investment Advisers Fund, Inc.; 7,752,415 shares at $12.23 per share
  (cost $93,379,859)..............................................   94,792,938
 Aetna GET Fund, Series B; 1,226,848 shares at $9.92 per share
  (cost $12,353,186)..............................................   12,170,153
 Alger American Fund--Alger American Small Capitalization
  Portfolio; 155,668 shares at $27.31 per share (cost $4,071,354).    4,251,298
 Calvert Socially Responsible Series; 5,491 shares at $1.44 per
  share (cost $8,462).............................................        7,912
 Fidelity Investments Variable Insurance Products Fund--Equity-
  Income Portfolio; 11,086 shares at $15.35 per share (cost
  $170,056).......................................................      170,167
 Fidelity Investments Variable Insurance Products Fund--Growth
  Portfolio; 8,176 shares at $21.69 per share (cost $170,056).....      177,333
 Insurance Management Series--Corporate Bond Fund; 34,641 shares at $8.87 per share
  (cost $311,414).................................................      307,263
 Insurance Management Series--Equity Growth and Income Fund;
  190,609 shares at $9.74 per share (cost $1,862,442).............    1,856,527
 Insurance Management Series--U.S. Government Bond Fund; 12,833
  shares at $9.98 per share (cost $128,226).......................      128,071
 Insurance Management Series--Prime Money Fund; 521,201 shares at
  $1.00 per share
  (cost $521,214).................................................      521,201
 Insurance Management Series--Utility Fund; 43,813 shares at $9.29 per share
  (cost $408,580).................................................      407,020
 Janus Aspen Series--Aggressive Growth Portfolio; 99,782 shares at
  $13.62 per share (cost $1,346,463)..............................    1,359,035
 Janus Aspen Series--Flexible Income Portfolio; 16,574 shares at
  $9.48 per share (cost $162,859).................................      157,121
 Janus Aspen Series--Growth Portfolio; 9,169 shares at $10.57 per
  share (cost $96,205)............................................       96,920
 Lexington Emerging Markets Fund, Inc.; 1,490 shares at $9.86 per
  share (cost $14,968)............................................       14,692
 Lexington Natural Resources Trust; 132,414 shares at $9.71 per
  share (cost $1,326,234).........................................    1,285,738
 Neuberger & Berman Advisers Management Trust--Growth Portfolio;
  137,169 shares at $20.31 per share (cost $2,851,294)............    2,785,910
 Scudder Variable Life Investment Fund--International Portfolio;
  816,372 shares at $10.69 per share (cost $8,944,895)............    8,727,018
 TCI Portfolios, Inc.--TCI Balanced; 5,922 shares at $5.96 per
  share (cost $35,156)............................................       35,294
 TCI Portfolios, Inc.--TCI Growth; 4,483,578 shares at $9.21 per
  share (cost $40,864,347)........................................   41,293,756
 TCI Portfolios, Inc.--TCI International; 7,444 shares at $4.75
  per share (cost $37,331)........................................       35,359
                                                                   ------------
NET ASSETS........................................................ $795,804,636
                                                                   ============

Variable Annuity Account B

Net assets represented by:

                                                    ACCUMULATION
                                                        UNIT
                                          UNITS        VALUE
                                       ------------ ------------
Reserves for annuity contracts in
 accumulation period:

AETNA VARIABLE FUND:

Non-Qualified 1964...................       5,159.1   $114.828   $      592,407
Non-Qualified I......................     232,142.6    129.838       30,140,993
Non-Qualified II.....................     478,180.1     91.515       43,760,850
Non-Qualified III....................   2,229,372.7     87.638      195,378,787
Non-Qualified V......................  11,117,382.8     10.698      118,932,105
Non-Qualified VI.....................      52,441.8      9.993          524,057
Non-Qualified VII....................   3,178,711.5     10.737       34,130,411

AETNA INCOME SHARES:

Non-Qualified I......................      16,981.4     39.514          671,004
Non-Qualified II.....................     151,836.3     41.302        6,271,196
Non-Qualified III....................     699,850.8     39.919       27,937,427
Non-Qualified V......................   1,988,960.0     10.457       20,799,277
Non-Qualified VI.....................       8,201.1      9.534           78,189
Non-Qualified VII....................     983,356.7     10.324       10,152,119

AETNA VARIABLE ENCORE FUND:
Non-Qualified I......................      30,683.2     35.958        1,103,292
Non-Qualified II.....................     194,997.6     36.602        7,137,317
Non-Qualified III....................     744,594.5     34.450       25,651,159
Non-Qualified V......................   1,822,449.0     10.509       19,152,951
Non-Qualified VI.....................       3,730.2     10.237           38,185
Non-Qualified VII....................   3,407,448.2     10.489       35,740,583

AETNA INVESTMENT ADVISERS FUND, INC.:
Non-Qualified I......................      70,446.9     14.299        1,007,320
Non-Qualified II.....................     679,528.1     14.252        9,684,634
Non-Qualified III....................   2,044,887.2     14.218       29,074,206
Non-Qualified V......................   3,541,702.6     10.971       38,856,019
Non-Qualified VII....................     911,280.6     10.828        9,867,346

AETNA GET FUND, SERIES B:
Non-Qualified V......................   1,197,924.6     10.159       12,170,153

ALGER AMERICAN FUND--ALGER AMERICAN
 SMALL CAPITALIZATION PORTFOLIO:
Non-Qualified V......................     441,808.5      9.622        4,251,298

CALVERT SOCIALLY RESPONSIBLE SERIES:
Non-Qualified V......................         752.3     10.518            7,912

FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS
 FUND--EQUITY-INCOME PORTFOLIO:
Non-Qualified VII....................      17,012.8     10.002          170,167

FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS

 FUND--GROWTH PORTFOLIO:
Non-Qualified VII....................      17,012.8     10.423          177,333

Variable Annuity Account B

                                                      ACCUMULATION
                                                          UNIT
                                            UNITS        VALUE
                                         ------------ ------------
INSURANCE MANAGEMENT SERIES--CORPORATE
 BOND FUND:

Non-Qualified VII......................      31,308.6    $ 9.814   $    307,263

INSURANCE MANAGEMENT SERIES--EQUITY
 GROWTH AND INCOME FUND:
Non-Qualified VII......................     188,707.5      9.838      1,856,527

INSURANCE MANAGEMENT SERIES--U.S.
 GOVERNMENT BOND FUND:
Non-Qualified VII......................      12,713.7     10.073        128,071

INSURANCE MANAGEMENT SERIES--PRIME
 MONEY FUND:
Non-Qualified VII......................      51,948.7     10.033        521,201

INSURANCE MANAGEMENT SERIES--UTILITY
 FUND:
Non-Qualified VII......................      41,190.7      9.881        407,020

JANUS ASPEN SERIES--AGGRESSIVE GROWTH
 PORTFOLIO:
Non-Qualified V........................     131,702.1     10.319      1,359,035

JANUS ASPEN SERIES--FLEXIBLE INCOME
 PORTFOLIO:
Non-Qualified V........................      15,892.7      9.886        157,121

JANUS ASPEN SERIES--GROWTH PORTFOLIO:
Non-Qualified VII......................       9,587.6     10.109         96,920

LEXINGTON EMERGING MARKETS FUND, INC.:
Non-Qualified VII......................       1,500.0      9.795         14,692

LEXINGTON NATURAL RESOURCES TRUST:
Non-Qualified V........................     141,075.6      9.079      1,280,873
Non-Qualified VII......................         537.2      9.056          4,865

NEUBERGER & BERMAN ADVISERS
 MANAGEMENT TRUST--GROWTH PORTFOLIO:
Non-Qualified V........................     228,369.5     12.199      2,785,910

SCUDDER VARIABLE LIFE INVESTMENT FUND--
 INTERNATIONAL PORTFOLIO:
Non-Qualified V........................     652,629.7     13.372      8,727,018

TCI PORTFOLIOS, INC.--TCI BALANCED:
Non-Qualified VII......................       3,476.6     10.152         35,294

TCI PORTFOLIOS, INC.--TCI GROWTH:
Non-Qualified II.......................     568,153.8     10.213      5,802,835
Non-Qualified III......................   1,340,758.1     10.123     13,573,082
Non-Qualified V........................   1,123,365.7     10.883     12,225,789
Non-Qualified VII......................     893,534.0     10.847      9,692,050

TCI PORTFOLIOS, INC.--TCI
 INTERNATIONAL:
Non-Qualified VII......................       3,745.4      9.441         35,359
Reserved for annuity contracts in
 payment period (Note 1)...............                              53,335,014
                                                                   ------------
                                                                   $795,804,636
                                                                   ============

See Notes to Financial Statements.

Variable Annuity Account B

STATEMENT OF OPERATIONS -- Year Ended December 31, 1994

INVESTMENT INCOME:
Dividends: (Notes 1 and 3)
 Aetna Variable Fund.............................................  $ 71,958,106
 Aetna Income Shares.............................................     4,312,751
 Aetna Variable Encore Fund......................................     2,814,325
 Aetna Investment Advisers Fund, Inc.............................     3,701,779
 Aetna GET Fund, Series B........................................       423,359
 Alger American Fund--Alger American Small Capitalization
  Portfolio......................................................        51,845
 Calvert Socially Responsible Series.............................           246
 Insurance Management Series--Corporate Bond Fund................         3,827
 Insurance Management Series--Equity Growth and Income Fund......         4,162
 Insurance Management Series--U.S. Government Bond Fund..........           936
 Insurance Management Series--Prime Money Fund...................         2,397
 Insurance Management Series--Utility Fund.......................         1,778
 Janus Aspen Series--Aggressive Growth Portfolio.................         9,728
 Janus Aspen Series--Flexible Income Portfolio...................         4,789
 Janus Aspen Series--Growth Portfolio............................           274
 Lexington Emerging Markets Fund, Inc. ..........................           315
 Lexington Natural Resources Trust...............................         4,758
 Neuberger & Berman Advisers Management Trust--Growth Portfolio..       113,211
 Scudder Variable Life Investment Fund--International Portfolio..        20,721
 TCI Portfolios, Inc.--TCI Balanced..............................           405
 TCI Portfolios, Inc.--TCI Growth................................         3,234
                                                                   ------------
    Total investment income......................................    83,432,946
Valuation period deductions (Note 2).............................    (8,918,042)
                                                                   ------------
Net investment income............................................    74,514,904
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1 and 4)
 Proceeds from sales.............................................   213,403,512
 Cost of investments sold........................................   156,402,976
                                                                   ------------
    Net realized gain............................................    57,000,536
Net unrealized gain (loss) on investments:
 Beginning of year...............................................   102,069,324
 End of year.....................................................   (44,356,052)
                                                                   ------------
    Net unrealized loss..........................................  (146,425,376)
                                                                   ------------
Net realized and unrealized loss on investments..................   (89,424,840)
                                                                   ------------
Net decrease in net assets resulting from operations.............  $(14,909,936)
                                                                   ============

See Notes to Financial Statements.

Variable Annuity Account B

STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                         1994          1993
                                                     ------------  ------------
FROM OPERATIONS:
Net investment income..............................  $ 74,514,904  $ 34,484,591
Net realized and unrealized gain (loss) on invest-
 ments.............................................   (89,424,840)      995,346
                                                     ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................   (14,909,936)   35,479,937
                                                     ------------  ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments........   170,170,873   115,263,261
Sales and administrative charges deducted by the
 Company...........................................        (8,045)      (68,920)
                                                     ------------  ------------
 Net variable annuity contract purchase payments...   170,162,828   115,194,341
Transfers from the Company for mortality guarantee
 adjustments.......................................       537,027       522,820
Transfers from (to) the Company's fixed account op-
 tions.............................................    (6,000,310)   12,354,531
Redemptions by contract holders....................   (32,737,461)  (20,997,172)
Annuity payments...................................    (7,564,589)   (5,704,047)
Other..............................................      (127,555)      166,934
                                                     ------------  ------------
 Net increase in net assets from unit transactions.   124,269,940   101,537,407
                                                     ------------  ------------
Change in net assets...............................   109,360,004   137,017,344
NET ASSETS:
Beginning of year..................................   686,444,632   549,427,288
                                                     ------------  ------------
End of year........................................  $795,804,636  $686,444,632
                                                     ============  ============

See Notes to Financial Statements.

Variable Annuity Account B

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Variable Annuity Account B ("Account") is registered under the Investment Com-pany Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

The accompanying financial statements of the Account have been prepared in ac-cordance with generally accepted accounting principles.

  A. VALUATION OF INVESTMENTS
  Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1994:

  Aetna Variable Fund                      Insurance Management Series--
  Aetna Income Shares                         Prime Money Fund
  Aetna Variable Encore Fund               Insurance Management Series--
  Aetna Investment Advisers Fund,             Utility Fund
     Inc.                                  Janus Aspen Series--Aggressive
  Aetna GET Fund, Series B                    Growth Portfolio
  Alger American Fund--Alger               Janus Aspen Series--Flexible
     American Small Capitalization            Income Portfolio
     Portfolio                             Janus Aspen Series--Growth
  Calvert Socially Responsible                Portfolio
     Series                                Lexington Emerging Markets Fund,
  Fidelity Investments Variable               Inc.
     Insurance Products Fund--             Lexington Natural Resources Trust
     Equity-Income Portfolio               Neuberger & Berman Advisers
  Fidelity Investments Variable               Management Trust--Growth
     Insurance Products Fund--                Portfolio
     Growth Portfolio                      Scudder Variable Life Investment
  Insurance Management Series--               Fund--International Portfolio
     Corporate Bond Fund                   TCI Portfolios, Inc.--TCI
  Insurance Management Series--               Balanced
     Equity Growth and Income Fund         TCI Portfolios, Inc.--TCI Growth
  Insurance Management Series--U.S.        TCI Portfolios, Inc.--TCI
     Government Bond Fund                     International

  B. OTHER
  Investment transactions are accounted for on a trade-date basis and divi-dend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

  C. FEDERAL INCOME TAXES
  The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

  D. ANNUITY RESERVES
  Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individ-ual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional re-serves are required, the Company reimburses the Account.

VARIABLE ANNUITY ACCOUNT B

2. VALUATION PERIOD DEDUCTIONS
   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. DIVIDEND INCOME
   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of the Funds' undistributed net investment income and accumulated net realized gain (loss) on investments is included in net unrealized loss in the Statement of Operations.

   Dividends were received from the following Funds:

                                DATE OF DIVIDEND              SOURCE
              FUND                REINVESTMENT             OF DIVIDENDS
              ----              ----------------           ------------
  Aetna Variable Fund           July 20, 1994      Net investment income and net
                                December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Aetna Income Shares           July 20, 1994
                                December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Aetna Variable Encore Fund    July 20, 1994
                                December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Aetna Investment Advisers     July 20, 1994      Net investment income and net
     Fund, Inc.                 December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Aetna Get Fund, Series B                         Net investment income and net
                                December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Alger American Fund--Alger
     American Small
     Capitalization Portfolio   May 5, 1994        Net realized gains
 -------------------------------------------------------------------------------
  Calvert Socially Responsible
     Series                     December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--Corporate Bond     November 21, 1994
     Fund                       December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management
     Series--Equity Growth and
     Income Fund                December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--U.S. Government    November 21, 1994
     Bond Fund                  December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          November 30, 1994
     Series--Prime Money Fund   December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--Utility Fund       November 21, 1994
                                December 21, 1994  Net investment income

VARIABLE ANNUITY ACCOUNT B

3. DIVIDEND INCOME (continued)

                                 DATE OF DIVIDEND             SOURCE
              FUND                 REINVESTMENT            OF DIVIDENDS
              ----               ----------------          ------------
  Janus Aspen Series--
     Aggressive Growth
     Portfolio                  December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Janus Aspen Series--Flexible
     Income Portfolio           December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Janus Aspen Series--Growth
   Portfolio                    December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Lexington Emerging Markets                       Net investment income and net
   Fund, Inc.                   December 29, 1994   realized gains
 -------------------------------------------------------------------------------
  Lexington Natural Resources
   Trust                        December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Neuberger & Berman Advisers
   Management Trust--Growth                        Net investment income and net
   Portfolio                    February 11, 1994   realized gains
 -------------------------------------------------------------------------------
  Scudder Variable Life
   Investment Fund--
   International Portfolio      February 28, 1994  Net investment income
 -------------------------------------------------------------------------------
  TCI Portfolios, Inc.--TCI     September 24, 1994
   Balanced                     December 16, 1994  Net investment income
 -------------------------------------------------------------------------------
  TCI Portfolios, Inc.--TCI     April 8, 1994      Net investment income
   Growth

4. PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1994 aggregated $342,561,371 and $213,403,512, respectively.

Variable Annuity Account B

CONDENSED FINANCIAL INFORMATION
CHANGE IN VALUE OF ACCUMULATION UNIT -- JANUARY 1, 1994 TO DECEMBER 31, 1994

                                                                                  INCREASE
                                                NET      NET REALIZED            (DECREASE)
                                   VALUE AT  INVESTMENT AND UNREALIZED VALUE AT IN VALUE OF  ANNUITY UNIT
                                   BEGINNING   INCOME   GAIN (LOSS) ON  END OF  ACCUMULATION VALUE AT END
                                    OF YEAR    (LOSS)    INVESTMENTS     YEAR       UNIT     OF YEAR (A)
                                   --------- ---------- -------------- -------- ------------ ------------
AETNA VARIABLE FUND:
 Non-Qualified 1964.............   $117.426   $ 3.539      $(6.137)    $114.828    (2.21%)     $   --
 Non-Qualified I................    132.696     2.261       (5.119)     129.838    (2.15%)      48.373
 Non-Qualified II...............     93.586     3.122       (5.193)      91.515    (2.21%)      46.528
 Non-Qualified III..............     89.593     3.170       (5.125)      87.638    (2.18%)         --
---------------------------------------------------------------------------------------------------------
AETNA INCOME SHARES:
 Non-Qualified I................   $ 41.562   $ 0.774      $(2.822)    $ 39.514    (4.93%)     $21.717
 Non-Qualified II...............     43.469     0.870       (3.037)      41.302    (4.99%)      24.646
 Non-Qualified III..............     42.014     0.887       (2.982)      39.919    (4.99%)         --
---------------------------------------------------------------------------------------------------------
AETNA VARIABLE ENCORE FUND:
 Non-Qualified I................   $ 34.957   $ 0.147      $ 0.854     $ 35.958     2.86%      $   --
 Non-Qualified II...............     35.605     0.244        0.753       36.602     2.80%          --
 Non-Qualified III..............     33.511     0.270        0.669       34.450     2.80%          --
---------------------------------------------------------------------------------------------------------
AETNA INVESTMENT ADVISERS FUND, INC.:
 Non-Qualified I................   $ 14.543   $ 0.347      $(0.591)    $ 14.299    (1.68%)     $11.326
 Non-Qualified II...............     14.503     0.348       (0.599)      14.252    (1.73%)      11.296
 Non-Qualified III..............     14.462     0.348       (0.592)      14.218    (1.69%)         --
---------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC--TCI GROWTH:
 Non-Qualified II...............   $ 10.473   $(0.124)     $(0.136)    $ 10.213    (2.48%)     $   --
 Non-Qualified III..............     10.373    (0.123)      (0.127)      10.123    (2.41%)         --
---------------------------------------------------------------------------------------------------------

Condensed financial information for Aetna GET Fund, Series B, Alger American Fund--Alger American Small Capitalization Portfolio, Calvert Socially Responsible Series, Fidelity Investments Variable Insurance Products Fund-- Equity--Income Portfolio, Fidelity Investments Variable Insurance Products Fund--Growth Portfolio, Insurance Management Series--Corporate Bond Fund, Insurance Management Series--Equity Growth and Income Fund, Insurance Management Series--U.S. Government Bond Fund, Insurance Management Series-- Prime Money Fund, Insurance Management Series--Utility Fund, Janus Aspen Series--Aggressive Growth Portfolio, Janus Aspen Series--Flexible Income Portfolio, Janus Aspen Series--Growth Portfolio, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust, Neuberger & Berman Advisers Management Trust--Growth Portfolio, Scudder Variable Life Investment Fund-- International Portfolio, TCI Portfolios, Inc.--TCI Balanced, TCI Portfolios, Inc.--International has been omitted as it only pertains to those individuals in the Aetna Growth Plus and Marathon Plus programs.

NON-QUALIFIED 1964   Individual contracts issued from December 1, 1964 to
                     March 14, 1967.
NON-QUALIFIED I      Individual contracts issued in connection with deferred
                     compensation plans from March 15, 1967 through April 30,
                     1975; other individual contracts issued from March 15, 1967 through October 31, 1975; and group contracts issued from
                     March 15, 1967 to December 31, 1975.
NON-QUALIFIED II     Individual contracts issued in connection with deferred
                     compensation plans since May 1, 1975; other individual
                     contracts issued since November 1, 1975; and group
                     contracts issued since January 1, 1976.
NON-QUALIFIED III    Group contracts issued in connection with deferred
                     compensation plans for tax-exempt organizations
                     (non-governmental only) since May 3, 1982.

(a) The annuity unit is a statistical device used to calculate variable annuity payments. Each variable annuity payment is determined by multiplying the current annuity unit value by the number of annuity units credited to the annuitant at the commencement of the annuity period. At this time, only Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are available for variable annuity payments.

                       CONSOLIDATED FINANCIAL STATEMENTS
           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                                     INDEX

                                                                           PAGE
                                                                           ----
Independent Auditors' Report.............................................. F-2
Consolidated Financial Statements:
  Consolidated Statements of Income for the Years Ended December 31, 1994,
   1993 and 1992.......................................................... F-3
  Consolidated Balance Sheets as of December 31, 1994 and 1993............ F-4
  Consolidated Statements of Shareholder's Equity for the Years Ended
   December 31, 1994, 1993 and 1992....................................... F-5
  Consolidated Statements of Cash Flows for the Years Ended December 31,
   1994, 1993 and 1992.................................................... F-6
  Notes to Consolidated Financial Statements.............................. F-7

                          INDEPENDENT AUDITOR'S REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1993 the Company changed its methods of accounting for certain investments in debt and equity securities and reinsurance contracts. In 1992, the Company changed its method of accounting for income taxes and postretirement benefits other than pensions.

                                          KPMG Peat Marwick LLP

Hartford, Connecticut
February 7, 1995

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (MILLIONS)

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      1994     1993     1992
                                                    -------- -------- --------
Revenue:
  Premiums......................................... $  124.2 $   82.1 $   72.5
  Charges assessed against policyholders...........    279.0    251.5    235.4
  Net investment income............................    917.2    911.9    848.1
  Net realized capital gains.......................      1.5      9.5     13.4
  Other income.....................................     10.3      9.5      6.7
                                                    -------- -------- --------
    Total revenue..................................  1,332.2  1,264.5  1,176.1
                                                    -------- -------- --------
Benefits and expenses:
  Current and future benefits......................    852.4    806.4    761.6
  Operating expenses...............................    227.2    201.3    213.5
  Amortization of deferred policy acquisition
   costs...........................................     36.1     37.7     32.9
                                                    -------- -------- --------
    Total benefits and expenses....................  1,115.7  1,045.4  1,008.0
                                                    -------- -------- --------
Income before federal income taxes and cumulative
 effect adjustments................................    216.5    219.1    168.1
  Federal income taxes.............................     71.2     76.2     54.9
                                                    -------- -------- --------
Income before cumulative effect adjustments........    145.3    142.9    113.2
Cumulative effect adjustments, net of tax:
  Change in accounting for income taxes............      --       --      22.8
  Change in accounting for postretirement benefits
   other than pensions.............................      --       --     (13.2)
                                                    -------- -------- --------
Net income......................................... $  145.3 $  142.9 $  122.8
                                                    ======== ======== ========


See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                          CONSOLIDATED BALANCE SHEETS
                                   (MILLIONS)

                                                                   DECEMBER 31,
                                                                --------------------
ASSETS                                                            1994       1993
------                                                          ---------  ---------
Investments:
  Debt securities, available for sale:
   (amortized cost: $10,577.8 and $9,783.9).................... $10,191.4  $10,531.0
  Equity securities, available for sale:
   Non-redeemable preferred stock (cost: $43.3 and $38.3)......      47.2       45.9
   Investment in affiliated mutual funds (cost: $187.2 and
    $122.4)....................................................     181.9      126.7
  Short-term investments.......................................      98.0       22.6
  Mortgage loans...............................................       9.9       10.1
  Policy loans.................................................     248.7      202.7
  Limited partnership..........................................      24.4        --
                                                                ---------  ---------
      Total investments........................................  10,801.5   10,939.0
Cash and cash equivalents......................................     623.3      536.1
Accrued investment income......................................     142.2      124.7
Premiums due and other receivables.............................      75.8       67.0
Deferred policy acquisition costs..............................   1,172.0    1,061.0
Reinsurance loan to affiliate..................................     690.3      711.0
Other assets...................................................      15.9       12.6
Separate Accounts assets.......................................   7,420.8    6,684.3
                                                                ---------  ---------
      Total assets............................................. $20,941.8  $20,135.7
                                                                =========  =========
LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
  Future policy benefits....................................... $ 2,968.1  $ 2,741.8
  Unpaid claims and claim expenses.............................      23.8       27.2
  Policyholders' funds left with the Company...................   8,901.6    9,003.9
                                                                ---------  ---------
      Total insurance liabilities..............................  11,893.5   11,698.7
  Other liabilities............................................     302.1      229.7
  Federal income taxes:
    Current....................................................       3.4       40.6
    Deferred...................................................     233.5      161.5
  Separate Accounts liabilities................................   7,420.8    6,684.3
                                                                ---------  ---------
      Total liabilities........................................  19,853.3   18,889.0
                                                                ---------  ---------
Shareholder's equity:
  Common capital stock, par value $50 (100,000 shares autho-
   rized; 55,000 shares issued and outstanding)................       2.8        2.8
  Paid-in capital..............................................     407.6      407.6
  Net unrealized capital gains (losses)........................    (189.0)     114.5
  Retained earnings............................................     867.1      721.8
                                                                ---------  ---------
      Total shareholder's equity...............................   1,088.5    1,246.7
                                                                ---------  ---------
      Total liabilities and shareholder's equity............... $20,941.8  $20,135.7
                                                                =========  =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                      YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                        1994      1993    1992
                                                      --------  -------- ------
Shareholder's equity, beginning of year.............. $1,246.7  $  990.1 $867.4
Net change in unrealized capital gains (losses)......   (303.5)    113.7   (0.1)
Net income...........................................    145.3     142.9  122.8
                                                      --------  -------- ------
Shareholder's equity, end of year.................... $1,088.5  $1,246.7 $990.1
                                                      ========  ======== ======



See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1994       1993       1992
                                               ---------  ---------  ---------
Cash Flows from Operating Activities:
  Net income.................................. $   145.3  $   142.9  $   122.8
  Cumulative effect adjustments...............       --         --        (9.6)
  Increase in accrued investment income.......     (17.5)     (11.1)      (8.7)
  (Increase) decrease in premiums due and
   other receivables..........................       1.3       (5.6)     (19.9)
  Increase in policy loans....................     (46.0)     (36.4)     (32.4)
  Increase in deferred policy acquisition
   costs......................................     (96.5)     (60.5)     (60.8)
  Decrease in reinsurance loan to affiliate...      27.8       31.8       37.8
  Net increase in universal life account
   balances...................................     164.7      126.4      130.8
  Increase in other insurance reserve
   liabilities................................      65.7       86.1       20.5
  Net increase in other liabilities and other
   assets.....................................      53.9        7.0       20.2
  Decrease in federal income taxes............     (11.7)      (3.7)     (11.8)
  Net accretion of discount on bonds..........     (77.9)     (88.1)     (75.2)
  Net realized capital gains..................      (1.5)      (9.5)     (13.4)
  Other, net..................................      (1.0)       0.2       (0.2)
                                               ---------  ---------  ---------
    Net cash provided by operating activities.     206.6      179.5      100.1
                                               ---------  ---------  ---------
Cash Flows from Investing Activities:
  Proceeds from sales of:
    Debt securities available for sale........   3,593.8      473.9      543.3
    Equity securities.........................      93.1       89.6       50.6
  Investment maturities and collections of:
    Debt securities available for sale........   1,289.2    2,133.3    1,179.2
    Short-term investments....................      30.4       19.7        5.0
  Cost of investment purchases in:
    Debt securities...........................  (5,621.4)  (3,669.2)  (2,612.2)
    Equity securities.........................    (162.5)    (157.5)     (63.0)
    Short-term investments....................    (106.1)     (41.3)      (5.0)
    Limited partnership.......................     (25.0)       --         --
                                               ---------  ---------  ---------
      Net cash used for investing activities..    (908.5)  (1,151.5)    (902.1)
                                               ---------  ---------  ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for
   investment contracts.......................   1,737.8    2,117.8    1,619.6
  Withdrawals of investment contracts.........    (948.7)  (1,000.3)    (767.7)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     789.1    1,117.5      851.9
                                               ---------  ---------  ---------
Net increase in cash and cash equivalents.....      87.2      145.5       49.9
Cash and cash equivalents, beginning of year..     536.1      390.6      340.7
                                               ---------  ---------  ---------
Cash and cash equivalents, end of year........ $   623.3  $   536.1  $   390.6
                                               =========  =========  =========
Supplemental cash flow information:
  Income taxes paid, net...................... $    82.6  $    79.9  $    54.0
                                               =========  =========  =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 1994, 1993, AND 1992

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America, Systematized Benefits Administrators, Inc., Aetna Private Capital, Inc. and Aetna Investment Services, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna").

The consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions have been eliminated. Certain reclassifications have been made to 1993 and 1992 financial information to conform to the 1994 presentation.

The Company offers a wide range of life insurance products and annuity contracts with variable and fixed accumulation and payout options. The Company also provides investment advisory and other services to affiliated mutual funds.

Accounting Changes

 Accounting for Certain Investments in Debt and Equity Securities

On December 31, 1993, the Company adopted Financial Accounting Standard ("FAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities, which requires the classification of debt securities into three categories:
"held to maturity", which are carried at amortized cost; "available for sale", which are carried at fair value with changes in fair value recognized as a component of shareholder's equity; and "trading", which are carried at fair value with immediate recognition in income of changes in fair value.

Initial adoption of this standard resulted in a net increase of $106.8 million, net of taxes of $57.5 million, to net unrealized gains in shareholder's equity. These amounts exclude gains and losses allocable to experience-rated (including universal life) contractholders. Adoption of FAS No. 115 did not have a material effect on deferred policy acquisition costs.

 Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts

During 1993, the Company adopted FAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, retroactive to January 1, 1993. Reinsurance recoverables (previously reported as a reduction in insurance reserve liabilities) and reinsurance receivables and ceded unearned premiums are included in premiums due and other receivables. The adoption of FAS No. 113 did not have a material impact on the Company's 1993 Consolidated Financial Statements.

 Accounting for Income Taxes

The Company adopted FAS No. 109, Accounting for Income Taxes, in 1992, retroactive to January 1, 1992. A cumulative effect benefit of $22.8 million related to the adoption of this standard is reflected in the 1992 Consolidated Statement of Income.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

 Postretirement Benefits Other Than Pensions

FAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, required that employers accrue the cost and recognize the liability for providing non-pension benefits to retired employees and agents. Aetna and the Company implemented FAS No. 106 in 1992, retroactive to January 1, 1992 on the immediate recognition basis. The cumulative effect charge for all Aetna employees was reflected in Aetna's 1992 Statement of Income. A cumulative effect charge of $13.2 million, net of taxes of $7.1 million, related to the adoption of this standard for Company agents is reflected in the Company's 1992 Consolidated Statement of Income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of ninety days or less when purchased.

Investments

 Debt Securities

At December 31, 1994 and 1993, all of the Company's debt securities are classified as available for sale and carried at fair value. These securities are written down (as realized losses) for other than temporary decline in value. Unrealized gains and losses related to these securities, after deducting amounts allocable to experience-rated contractholders and related taxes, are reflected in shareholder's equity.

Fair values for debt securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Purchases and sales of debt securities are recorded on the trade date.

 Equity Securities

Equity securities are classified as available for sale and carried at fair value based on quoted market prices or dealer quotations. Equity securities are written down (as realized losses) for other than temporary declines in value. Unrealized gains and losses related to such securities are reflected in shareholder's equity. Purchases and sales are recorded on the trade date.

The investment in affiliated mutual funds represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

 Mortgage Loans and Policy Loans

Mortgage loans and policy loans are carried at unpaid principal balances net of valuation reserves, which approximates fair value, and are generally secured. Purchases and sales of mortgage loans are recorded on the closing date.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) Limited Partnership

The Company's limited partnership investment is carried at the amount invested plus the Company's share of undistributed operating results and unrealized gains (losses), which approximates fair value.

 Short-Term Investments

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of over ninety days and less than one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business have been deferred. These costs, all of which vary with and are primarily related to the production of new business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods. For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits. These costs are amortized over twenty years for annuity pension contracts, and over the contract period for universal life contracts. Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits would not be adequate to cover related losses and expenses.

Insurance Reserve Liabilities

The Company's liabilities include reserves related to fixed ordinary life, fixed universal life and fixed annuity contracts. Reserves for future policy benefits for fixed ordinary life contracts are computed on the basis of assumed investment yield, assumed mortality, withdrawals and expenses, including a margin for adverse deviation, which generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 10.50%. Assumed investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Reserves for fixed universal life (included in Future Policy Benefits) and fixed deferred annuity contracts (included in Policyholders' Funds Left With the Company) are equal to the fund value. The fund value is equal to cumulative deposits less charges plus credited interest thereon, without reduction for possible future penalties assessed on premature withdrawal. For guaranteed interest options, the interest credited ranged from 4.00% to 5.85% in 1994 and 4.00% to 7.68% in 1993. For all other fixed options, the interest credited ranged from 5.00% to 7.50% in 1994 and 5.00% to 9.25% in 1993.

Reserves for fixed annuity contracts in the annuity period and for future amounts due under settlement options are computed actuarially using the Progressive Annuity Table (modified), the Annuity Table for 1949, the 1971 Individual Annuity Mortality Table, the 1971 Group Annuity Mortality Table, the 1983 Individual Annuity Mortality Table and the 1983 Group Annuity Mortality Table, at assumed interest rates ranging from 3.5% to 9.5%. Reserves relating to contracts with life contingencies are included in Future Policy Benefits. For other contracts, the reserves are reflected in Policyholders' Funds Left With the Company.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

Premiums are recorded as revenue when due for fixed ordinary life contracts. Charges assessed against policyholders' funds for cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue for universal life and certain annuity contracts. Policy benefits and expenses are recorded in relation to the associated premiums or gross profit so as to result in recognition of profits over the expected lives of the contracts.

Separate Accounts

Assets held under variable universal life, variable life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, or The Aetna Series Fund Inc., which are managed by the Company or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option which is offered through a Separate Account. The assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $149.7 million for 1994 (fair value $146.3 million) and $31.2 million for 1993 (fair value $33.3 million), since the Company bears the investment risk where the contract is held to maturity. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.5% to 8.38% in 1994 and from 4% to 9.45% in 1993. Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains (losses) of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains (losses) on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Federal Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
2. INVESTMENTS

Investments in debt securities available for sale as of December 31, 1994 were as follows:

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
                                                      (millions)
U.S. Treasury securities and obliga-
 tions of U.S government agencies and
 corporations........................  $ 1,396.1   $  2.0     $ 84.2   $ 1,313.9
Obligations of states and political
 subdivisions........................       37.9      1.2        --         39.1
U.S. Corporate securities:
  Financial..........................    2,216.9      3.8      109.4     2,111.3
  Utilities..........................      100.1      --         7.9        92.2
  Other..............................    1,344.3      6.0       67.9     1,282.4
                                       ---------   ------     ------   ---------
    Total U.S. Corporate securities..    3,661.3      9.8      185.2     3,485.9
Foreign securities:
  Government.........................      434.4      1.2       33.9       401.7
  Financial..........................      368.2      1.1       23.0       346.3
  Utilities..........................      204.4      2.5        9.5       197.4
  Other..............................       46.3      0.8        1.5        45.6
                                       ---------   ------     ------   ---------
    Total Foreign securities.........    1,053.3      5.6       67.9       991.0
Residential mortgage-backed securi-
 ties:
  Residential pass-throughs..........      627.1     81.5        5.0       703.6
  Residential CMOs...................    2,671.0     32.9      139.4     2,564.5
                                       ---------   ------     ------   ---------
Total Residential mortgage-backed se-
 curities............................    3,298.1    114.4      144.4     3,268.1
Commercial/Multifamily mortgage-
 backed securities...................      435.0      0.2       21.3       413.9
                                       ---------   ------     ------   ---------
    Total Mortgage-backed securities.    3,733.1    114.6      165.7     3,682.0
Other loan-backed securities.........      696.1      0.2       16.8       679.5
                                       ---------   ------     ------   ---------
Total debt securities available for
 sale................................  $10,577.8   $133.4     $519.8   $10,191.4
                                       =========   ======     ======   =========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

  Investments in debt securities available for sale as of December 31, 1993 were as follows:

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
                                                      (millions)
U.S. Treasury securities and obliga-
 tions of U.S. government agencies
 and corporations....................  $  827.2    $ 19.4     $ 6.6    $   840.0
Obligations of states and political
 subdivisions........................       0.5       --        --           0.5
U.S. Corporate securities:
  Financial..........................     983.3      49.2       0.7      1,031.8
  Utilities..........................     141.2      12.4       --         153.6
  Other..............................     704.3      51.6       2.3        753.6
                                       --------    ------     -----    ---------
      Total U.S. Corporate securi-
       ties..........................   1,828.8     113.2       3.0      1,939.0
Foreign securities:
  Government.........................     289.1      31.7       0.5        320.3
  Financial..........................     365.8      18.5       0.9        383.4
  Utilities..........................     206.2      28.9       0.1        235.0
  Other..............................      30.4       1.3       0.8         30.9
                                       --------    ------     -----    ---------
      Total Foreign securities.......     891.5      80.4       2.3        969.6
Residential mortgage-backed securi-
 ties:
  Residential pass-throughs..........   1,125.0     218.1       1.7      1,341.4
  Residential CMOs...................   4,868.7     318.1       1.1      5,185.7
                                       --------    ------     -----    ---------
Total Residential mortgage-backed se-
 curities............................   5,993.7     536.2       2.8      6,527.1
Commercial/Multifamily mortgage-
 backed securities...................     193.0      13.4       0.8        205.6
                                       --------    ------     -----    ---------
      Total Mortgage-backed securi-
       ties..........................   6,186.7     549.6       3.6      6,732.7
Other loan-backed securities.........      49.2       0.2       0.2         49.2
                                       --------    ------     -----    ---------
Total debt securities available for
 sale................................  $9,783.9    $762.8     $15.7    $10,531.0
                                       ========    ======     =====    =========

At December 31, 1994 and 1993, net unrealized appreciation (depreciation) of $(386.4) million and $747.1 million, respectively, on available for sale debt securities included $(308.6) million and $582.8 million, respectively, related to experience-rated contractholders, which were not included in shareholder's equity.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The amortized cost and fair value of debt securities for the year ended December 31, 1994 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                            AMORTIZED   FAIR
                                                              COST      VALUE
                                                            --------- ---------
                                                                (millions)
      Due to mature:
        One year or less................................... $   103.9 $   103.5
        After one year through five years..................   1,965.6   1,920.0
        After five years through ten years.................   2,371.3   2,207.0
        After ten years....................................   1,707.8   1,599.4
        Mortgage-backed securities.........................   3,733.1   3,682.0
        Other loan-backed securities.......................     696.1     679.5
                                                            --------- ---------
          Total............................................ $10,577.8 $10,191.4
                                                            ========= =========

At December 31, 1994 and 1993, debt securities carried at $7.0 million and $7.3 million, respectively, were on deposit as required by regulatory authorities.

The valuation reserve for mortgage loans was $3.1 million and $4.2 million at December 31, 1994 and 1993, respectively. The carrying value of non-income producing investments was $0.2 million and $34.3 million at December 31, 1994 and 1993, respectively.

Investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1994 are as follows:

                                                               AMORTIZED  FAIR
      DEBT SECURITIES                                            COST    VALUE
      ---------------                                          --------- ------
                                                                  (millions)
      General Electric Capital Corporation....................  $264.9   $252.1
      General Motors Corporation..............................   167.8    161.7
      Society National Bank...................................   152.8    143.7
      Ford Motor Company......................................   144.7    142.3
      Associates Corporation of North America.................   132.9    131.1
      First Deposit Master Trust 1994-1A......................   114.9    112.1

The portfolio of debt securities at December 31, 1994 and 1993 included $318 million and $329 million, respectively, (3% of the debt securities for both years) of investments that are considered "below investment grade". "Below investment grade" securities are defined to be securities that carry a rating below BBB-/Baa3, by Standard & Poors/Moody's Investor Services, respectively. Of these below investment grade assets, $32 million and $39 million, at December 31, 1994 and 1993, respectively, were investments that were purchased at investment grade, but whose ratings have since been downgraded.

Included in residential mortgage-back securities are collateralized mortgage obligations ("CMOs") with carrying values of $2.6 billion and $5.2 billion at December 31, 1994 and 1993, respectively. The $2.6 billion decline in CMOs from December 31, 1993 to December 31, 1994 was related primarily to sales

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) and principal repayments. CMO sales of $1.6 billion resulted in net realized capital gains of $35 million of which $23 million was allocated to experience-rated contracts. The Company's CMO exposure was reduced as a result of changes in their risk and return characteristics and to better diversify the risk profile of the Company's assets. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates whereby the CMOs would be subject to repayments of principal earlier or later than originally anticipated. At December 31, 1994 and 1993, approximately 85% and 93%, respectively, of the Company's CMO holdings consisted of sequential and planned amortization class ("PAC") debt securities which are subject to less prepayment and extension risk than other CMO instruments. At December 31, 1994 and 1993, approximately 82% of the Company's CMO holdings were collateralized by residential mortgage loans, on which the timely payment of principal and interest was backed by specified government agencies (e.g., GNMA, FNMA, FHLMC).

If due to declining interest rates, principal was to be repaid earlier than originally anticipated, the Company could be affected by a decrease in investment income due to the reinvestment of these funds at a lower interest rate. Such prepayments may result in a duration mismatch between assets and liabilities which could be corrected as cash from prepayments could be reinvested at an appropriate duration to adjust the mismatch.

Conversely, if due to increasing interest rates, principal was to be repaid slower than originally anticipated, the Company could be affected by a decrease in cash flow which reduces the ability to reinvest expected principal repayments at higher interest rates. Such slower payments may result in a duration mismatch between assets and liabilities which could be corrected as available cash flow could be reinvested at an appropriate duration to adjust the mismatch.

At December 31, 1994 and 1993, 4% and 3%, respectively, of the Company's CMO holdings consisted of interest-only strips (IOs) or principal-only strips
(POs). IOs receive payments of interest and POs receive payments of principal on the underlying pool of mortgages. The risk inherent in holding POs is extension risk related to dramatic increases in interest rates whereby the future payments due on POs could be repaid much slower than originally anticipated. The extension risks inherent in holding POs, PACs and sequentials was mitigated by purchasing offsetting positions in IOs. During dramatic increases in interest rates, IOs would generate more future payments than originally anticipated.

The risk inherent in holding IOs is prepayment risk related to dramatic decreases in interest rates whereby future IO cash flows could be much less than originally anticipated and in some cases could be less than the original cost of the IO. The risks inherent in IOs are mitigated by holding offsetting positions in PO's, PACs, and sequentials. During dramatic decreases in interest rates POs, PACs and sequentials would generate future cash flows much quicker than originally anticipated.

In 1993, due to declining interest rates and prepayments on the underlying pool of mortgages, the amortized cost on IO's was written down by $85.4 million. IO writedowns of $4.7 million, net of $80.7 million allocated to experience-rated contracts, were reflected in 1993 net realized capital gains (losses). In 1994, due to increasing interest rates, unrealized gains on IO's increased from $0.5 million at December 31, 1993 to $17.8 million at December 31, 1994. Conversely, unrealized gains on POs decreased from $36.7 million at December 31, 1993 to $5.3 million at December 31, 1994. 1994 net realized gains (losses) included net gains of $10.0 million as a result of sales of IOs and POs (including amounts allocated to experience-rated contractholders).

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The Company did not use derivative instruments (ie., futures, forward contracts, interest swaps, etc.) for hedging or any other purposes in 1994 or 1993.

The Company does hold investments in certain debt and equity securities with derivative characteristics (ie., including the fact that their market value is at least partially determined by, among other things, levels of or changes in interest rates, prepayment rates, equity markets or credit ratings/spreads).

The amortized cost and fair value of these securities, included in the $10.8 billion investment portfolio, as of December 31, 1994 was as follows:

                                                            AMORTIZED   FAIR
                                                              COST     VALUE
                                                            --------- --------
                                                                (millions)
      Collateralized mortgage obligations (including
       interest-only and principal-only strips)............ $2,671.0  $2,564.5
      Treasury and agency strips:
        Principal..........................................     20.7      21.6
        Interest...........................................    104.2      90.2
      Mandatorily convertible preferred stock..............     12.1      11.6

Investments in available for sale equity securities were as follows:

                                                     GROSS      GROSS
                                                   UNREALIZED UNREALIZED  FAIR
                                            COST     GAINS      LOSSES    VALUE
                                           ------- ---------- ---------- -------
                                                        (millions)
   1994
   Equity Securities...................... $ 230.5   $ 6.5       $7.9    $ 229.1
                                           -------   -----       ----    -------
   1993
   Equity Securities...................... $ 160.7   $12.0       $0.1    $ 172.6
                                           -------   -----       ----    -------

At December 31, 1994 and 1993, 91% of outstanding policy loans had fixed interest rates. The fixed interest rates for annuity policy loans ranged from 1% to 3% for individual annuity policies in both 1994 and 1993. The fixed interest rates for individual life policy loans ranged from 5% to 8% in 1994 and 6% to 8% in 1993. The remaining outstanding policy loans had variable interest rates averaging 8% in 1994 and 1993. Investment income from policy loans was $11.5 million, $10.8 million and $9.5 million in 1994, 1993 and 1992, respectively.

Off-Balance Sheet Financial Instruments

At December 31, 1993, the Company had $149.0 million in outstanding forward commitments to purchase mortgage-backed securities at a specified future date and at a specified price or yield. These instruments involve elements of market risk whereby future changes in market prices may make a financial instrument less valuable. However, the difference between the fair value at which the commitments can be settled, and the contractual value of these securities, was immaterial at December 31, 1993. There were no outstanding forward commitments at December 31, 1994.

There were no material concentrations of off-balance sheet financial instruments at December 31, 1994 and 1993.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
3. CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between proceeds received from investments sold or prepaid, and amortized cost. Net realized capital gains as reflected in the Consolidated Statements of Income are after deductions for net realized capital gains (losses) allocated to experience-rated contracts of $(29.1) million, $(54.8) million and $36.1 million for the years ended December 31, 1994, 1993, and 1992, respectively. Net realized capital gains (losses) allocated to experience-rated contracts are deferred and subsequently reflected in credited rates on an amortized basis. Net unamortized gains (losses), reflected as a component of Policyholders' Funds Left With the Company, were $(50.7) million and $(16.5) million at the end of December 31, 1994 and 1993, respectively.

Changes to the mortgage loan valuation reserve and writedowns on debt securities are included in net realized capital gains (losses) and amounted to $1.1 million and $(98.5) million, of which $0.8 million and $(91.5) million were allocable to experience-rated contractholders, for the years ended December 31, 1994 and 1993, respectively. There were no changes to the valuation reserve or writedowns in 1992. The 1993 losses were primarily related to writedowns of interest-only mortgage-backed securities to their fair value.

Net realized capital gains (losses) on investments, net of amounts allocated to experience-rated contracts, were as follows:

                                                               1994 1993  1992
                                                               ---- ----  -----
                                                                 (millions)
   Debt securities............................................ $1.0 $9.6  $12.9
   Equity securities..........................................  0.2   .1    0.5
   Mortgage loans.............................................  0.3 (0.2)   --
                                                               ---- ----  -----
   Pretax realized capital gains.............................. $1.5 $9.5  $13.4
                                                               ==== ====  =====
   After-tax realized capital gains........................... $1.0 $6.2  $ 8.8
                                                               ==== ====  =====

Gross gains of $26.6 million, $33.3 million and $13.9 million and gross losses of $25.6 million, $23.7 million and $1.0 million were realized from the sales of investments in debt securities in 1994, 1993 and 1992, respectively.

Changes in unrealized capital gains (losses), excluding changes in unrealized capital gains (losses) related to experience-rated contracts, for the years ended December 31, were as follows:

                                                          1994     1993  1992
                                                         -------  ------ -----
                                                              (millions)
   Debt securities...................................... $(242.1) $164.3 $ --
   Equity securities....................................   (13.3)   10.6  (0.1)
   Limited partnership..................................    (1.8)    --    --
                                                         -------  ------ -----
                                                          (257.2)  174.9  (0.1)
   Deferred federal income taxes (See Note 6)...........    46.3    61.2   --
                                                         -------  ------ -----
   Net change in unrealized capital gains (losses)...... $(303.5) $113.7 $(0.1)
                                                         =======  ====== =====

The net change in unrealized capital gains (losses) on debt securities in 1994 and 1993 resulted from the adoption of FAS No. 115. For the year ended December 31, 1992, debt securities were carried at

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) amortized cost. The unrecorded net appreciation for debt securities carried at amortized cost (including amounts allocable to experience-rated contracts) amounted to $612.4 million at December 31, 1992.

Net unrealized capital gains (losses) allocable to experience-rated contracts of $(308.6) million and $582.8 million at December 31, 1994 and 1993, respectively, are not included in shareholder's equity. These amounts are reflected on the Consolidated Balance Sheet in policyholders' funds left with the Company.

Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience-rated contractholders, at December 31:

                                                         1994     1993    1992
                                                        -------  ------  ------
                                                             (millions)
   Debt securities
     Gross unrealized capital gains.................... $  27.4  $164.3  $  --
     Gross unrealized capital losses...................  (105.2)    --      --
                                                        -------  ------  ------
                                                          (77.8)  164.3     --
   Equity securities
     Gross unrealized capital gains....................     6.5    12.0     2.0
     Gross unrealized capital losses...................    (7.9)   (0.1)   (0.7)
                                                        -------  ------  ------
                                                           (1.4)   11.9     1.3
   Limited Partnership
     Gross unrealized capital gains....................     --      --      --
     Gross unrealized capital losses...................    (1.8)    --      --
                                                        -------  ------  ------
                                                           (1.8)    --      --
   Deferred federal income taxes (See Note 6)..........   108.0    61.7     0.5
                                                        -------  ------  ------
   Net unrealized capital gains (losses)............... $(189.0) $114.5  $  0.8
                                                        =======  ======  ======

4. NET INVESTMENT INCOME

Sources of net investment income were as follows:

                                                      1994    1993    1992
                                                     ------  ------  ------
                                                          (millions)
   Debt securities.................................. $823.9  $828.0  $763.7
   Preferred stock..................................    3.9     2.3     2.8
   Investment in affiliated mutual funds............    5.2     2.9     3.2
   Mortgage loans...................................    1.4     1.5     1.8
   Policy loans.....................................   11.5    10.8     9.5
   Reinsurance loan to affiliate....................   51.5    53.3    56.7
   Cash equivalents.................................   29.5    16.8    16.6
   Other............................................    6.7     7.7     6.4
                                                     ------  ------  ------
   Gross investment income..........................  933.6   923.3   860.7
   Less investment expenses.........................  (16.4)  (11.4)  (12.6)
                                                     ------  ------  ------
   Net investment income............................ $917.2  $911.9  $848.1
                                                     ======  ======  ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Net investment income includes amounts allocable to experience-rated contractholders of $677.1 million, $661.3 million and $604.0 million for the years ended December 31, 1994, 1993 and 1992, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5. DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The amount of dividends that may be paid to the shareholder in 1995 without prior approval by the Insurance Commissioner of the State of Connecticut is $70.9 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's equity those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $70.9 million, $77.6 million and $62.5 million for the years ended December 31, 1994, 1993 and 1992, respectively. Statutory shareholder's equity was $615.0 million and $574.4 million as of December 31, 1994 and 1993, respectively.

As of December 31, 1994, the Company does not utilize any statutory accounting practices which are not prescribed by insurance regulators that, individually or in the aggregate, materially affect statutory shareholder's equity.

6. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated return.

As discussed in Note 1, the Company adopted FAS No. 109 as of January 1, 1992 resulting in a cumulative effect benefit of $22.8 million.

In August 1993, the Omnibus Budget Reconciliation Act of 1993 (OBRA) was enacted which resulted in an increase in the federal corporate tax rate from 34% to 35% retroactive to January 1, 1993. The enactment of OBRA resulted in an increase in the deferred tax liability of $3.4 million at date of enactment, which is included in the 1993 deferred tax expense.

Components of income tax expense (benefits) were as follows:

                                                          1994    1993    1992
                                                         ------  ------  ------
                                                              (millions)
   Current taxes (benefits):
     Income from operations............................. $ 78.7  $ 87.1  $ 68.0
     Net realized capital gains.........................  (33.2)   18.1    18.1
                                                         ------  ------  ------
                                                           45.5   105.2    86.1
                                                         ------  ------  ------
   Deferred taxes (benefits):
     Income from operations.............................   (8.0)  (14.2)  (17.7)
     Net realized capital gains.........................   33.7   (14.8)  (13.5)
                                                         ------  ------  ------
                                                           25.7   (29.0)  (31.2)
                                                         ------  ------  ------
       Total............................................ $ 71.2  $ 76.2  $ 54.9
                                                         ======  ======  ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
Income tax expense was different from the amount computed by applying the federal income tax rate to income before federal income taxes for the following reasons:

                                                          1994    1993    1992
                                                         ------  ------  ------
                                                              (millions)
   Income before federal income taxes................... $216.5  $219.1  $168.1
   Tax rate.............................................     35%     35%     34%
                                                         ------  ------  ------
   Application of the tax rate..........................   75.8    76.7    57.2
                                                         ------  ------  ------
   Tax effect of:
     Excludable dividends...............................   (8.6)   (8.7)   (6.4)
     Tax reserve adjustments............................    2.9     4.7     5.1
     Reinsurance transaction............................    1.9    (0.2)   (0.5)
     Tax rate change on deferred liabilities............    --      3.7     --
     Other, net.........................................   (0.8)    --     (0.5)
                                                         ------  ------  ------
       Income tax expense............................... $ 71.2  $ 76.2  $ 54.9
                                                         ======  ======  ======

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities under FAS No. 109 at December 31, 1994 and 1993 are presented below:

                                                                    1994   1993
                                                                   ------ ------
                                                                    (millions)
   Deferred tax assets:
     Insurance reserves........................................... $211.5 $195.4
     Net unrealized capital losses................................  136.3    --
     Investment losses not currently deductible...................   15.5   31.2
     Postretirement benefits other than pensions..................    8.4    8.6
     Impairment reserves..........................................    --     7.9
     Other........................................................   28.3   19.3
                                                                   ------ ------
       Total gross assets.........................................  400.0  262.4
   Less valuation allowance.......................................  136.3    --
                                                                   ------ ------
     Deferred tax assets net of valuation.........................  263.7  262.4
   Deferred tax liabilities:
     Deferred policy acquisition costs............................  385.2  355.2
     Unrealized losses allocable to experience-rated contracts....  108.0    --
     Market discount..............................................    3.6    5.4
     Net unrealized capital gains.................................    --    61.7
     Other........................................................    0.4    1.6
                                                                   ------ ------
       Total gross liabilities....................................  497.2  423.9
                                                                   ------ ------
       Net deferred tax liability................................. $233.5 $161.5
                                                                   ====== ======

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. At December 31, 1994, $81.0 million of net unrealized capital losses were reflected in shareholder's equity without deferred tax benefits. For federal income tax purposes, capital losses are deductible only against capital gains in the year of sale or during the carryback and carryforward periods (three and five years, respectively). Due to the expected full utilization of capital gains in the carryback period and

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) the uncertainty of future capital gains, a valuation allowance of $28.3 million related to the net unrealized capital losses has been reflected in shareholder's equity. In addition, $308.6 million of net unrealized capital losses related to experience-rated contracts are not reflected in shareholder's equity since such losses, if realized, are allocable to contractholders. However, the potential loss of tax benefits on such losses is the risk of the Company and therefore would adversely affect the Company rather than the contractholder. Accordingly, an additional valuation allowance of $108.0 million has been reflected in shareholder's equity as of December 31, 1994. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. Non-recognition of the deferred tax benefits on net unrealized losses described above had no impact on net income for 1994, but has the potential to adversely affect future results if such losses are realized.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1994. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1986. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has commenced its examinations for the years 1987 through 1990.

7. BENEFIT PLANS

Employee Pension Plans -- The Company, in conjunction with Aetna, has non-contributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over sixty consecutive months of highest earnings in a 120 month period). Contributions are determined using the Entry Age Normal Cost Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are currently deductible for tax reporting purposes. The accumulated benefit obligation and plan assets are recorded by Aetna. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1992 through 1994, and therefore, no expense has been recorded by the Company.

Agent Pension Plans -- The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1992 through 1994, and therefore, no expense has been recorded by the Company.

Employee Postretirement Benefits -- In addition to providing pension benefits, Aetna also provides certain postretirement health care and life insurance benefits, subject to certain caps, for retired employees. Medical and dental benefits are offered to all full-time employees retiring at age 50 with at least 15 years of service or at age 65 with at least 10 years of service. Retirees are required to contribute to the plans based on their years of service with Aetna.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Aetna implemented FAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions in 1992 on the immediate recognition basis. The cumulative effect charge for all Aetna employees was reflected in Aetna's 1992 Statement of Income. Prior to the adoption of FAS No. 106, the cost of postretirement benefits was charged to operations as payments were made. The accumulated benefit obligation and plan assets are recorded by Aetna. Accumulated postretirement benefits exceed plan assets.

The cost to the Company associated with the Aetna postretirement plans for 1994, 1993 and 1992 were $1.0 million, $0.8 million and $0.8 million, respectively.

Agent Postretirement Benefits -- The Company, in conjunction with Aetna, also provides certain postemployment health care and life insurance benefits for certain agents. The impact of recognizing the liability for agent costs was a cumulative effect adjustment of $13.2 million (net of deferred taxes of $6.8 million) and is reported in the 1992 Consolidated Statement of Income.

The cost to the Company associated to the agents' postretirement plans for 1994, 1993 and 1992 were $0.7 million, $0.6 million and $0.7 million, respectively.

Incentive Savings Plan -- Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $3.3 million, $3.1 million and $2.8 million in 1994, 1993 and 1992, respectively.

Stock Plans -- Aetna has a stock incentive plan that provides for stock options and deferred contingent common stock or cash awards to certain key employees. Aetna also has a stock option plan under which executive and middle management employees of Aetna may be granted options to purchase common stock of Aetna at the market price on the date of grant or, in connection with certain business combinations, may be granted options to purchase common stock on different terms. The cost to the Company associated to the Aetna stock plans for 1994 and 1993 was $2.3 million, $0.4 million, respectively. The cost for 1992 was immaterial.

8. RELATED PARTY TRANSACTIONS

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .70% to 1.80% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to 1.00% of their average daily net assets. The advisory agreements also call for the variable funds to pay their own administrative expenses and for The Aetna Series Fund to pay certain administrative expenses. The Company also receives fees (expressed as a percentage of the average daily net assets) from The Aetna Series Fund for providing administration shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $104.6 million, $93.6 million and $80.5 million in 1994, 1993 and 1992, respectively. The Company may waive advisory fees at its discretion.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $690.3 million and $711.0 million as of December 31, 1994 and 1993, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $630.3 million and $685.8 million as of December 31, 1994 and 1993, respectively, and is based upon the fair value of the underlying assets. Premiums of $32.8 million, $33.3 million and $36.8 million and current and future benefits of $43.8 million, $55.4 million and $47.2 million were assumed in 1994, 1993 and 1992, respectively.

Investment income of $51.5 million, $53.3 million and $56.7 million was generated from the reinsurance loan to affiliate in 1994, 1993 and 1992, respectively. Net income of approximately $25.1 million, $13.6 million and $21.7 million resulted from this agreement in 1994, 1993 and 1992, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.2 million and $27.8 million were maintained for this contract as of December 31, 1994 and 1993, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement for 1994, 1993 and 1992 were immaterial.

Effective December 31, 1992, the Company entered into an assumption reinsurance agreement with Aetna Life to reinsure a block of approximately 3,500 life contingent, period certain and deferred lump sum annuities (totaling $175.5 million in premium) issued by the Company to Aetna Casualty to fund its obligations under structured settlement agreements. The negotiated price recognized the sale of future profits and included consideration to ALIAC for the continued administration of the reinsured contracts on behalf of, and in the name of, Aetna Life.

The Company received no capital contributions in 1994, 1993 or 1992.

Premiums due and other receivables include $27.6 million and $9.8 million due from affiliates in 1994 and 1993, respectively. Other liabilities include $27.9 million and $26.1 million due to affiliates for 1994 and 1993, respectively.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
9. REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 8 above.

                                                    CEDED TO   ASSUMED
                                             DIRECT   OTHER   FROM OTHER  NET
                                             AMOUNT COMPANIES COMPANIES  AMOUNT
                                             ------ --------- ---------- ------
                                                         (millions)
1994
Premiums:
  Life Insurance............................ $ 25.8   $ 6.0     $32.8    $ 52.6
  Accident and Health Insurance.............   10.8     9.3       --        1.5
  Annuities.................................   69.9     --        0.2      70.1
                                             ------   -----     -----    ------
    Total earned premiums................... $106.5   $15.3     $33.0    $124.2
                                             ======   =====     =====    ======
1993
Premiums:
  Life Insurance............................ $ 20.9   $ 5.6     $33.3    $ 48.6
  Accident and Health Insurance.............   14.4    12.9       --        1.5
  Annuities.................................   31.3     --        0.7      32.0
                                             ------   -----     -----    ------
    Total earned premiums................... $ 66.6   $18.5     $34.0    $ 82.1
                                             ======   =====     =====    ======
1992
Premiums:
  Life Insurance............................ $ 20.8   $ 5.2     $36.8    $ 52.4
  Accident and Health Insurance.............   15.1    13.7       --        1.4
  Annuities.................................   18.4     --        0.3      18.7
                                             ------   -----     -----    ------
    Total earned premiums................... $ 54.3   $18.9     $37.1    $ 72.5
                                             ======   =====     =====    ======

10. FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of the Company's financial instruments at December 31, 1994 and 1993 were as follows:

                                                1994                1993
                                         ------------------- -------------------
                                         CARRYING    FAIR    CARRYING    FAIR
                                           VALUE     VALUE     VALUE     VALUE
                                         --------- --------- --------- ---------
                                                       (millions)
Assets:
  Cash and cash equivalents............. $   623.3 $   623.3 $   536.1 $   536.1
  Short-term investments................      98.0      98.0      22.6      22.6
  Debt securities.......................  10,191.4  10,191.4  10,531.0  10,531.0
  Equity securities.....................     229.1     229.1     172.6     172.6
  Limited partnership...................      24.4      24.4       --        --
  Mortgage loans........................       9.9       9.9      10.1      10.1
Liabilities:
  Investment contract liabilities:
    With a fixed maturity...............     826.7     833.5     733.3     795.6
    Without a fixed maturity............   8,074.9   7,870.4   8,196.4   8,099.3

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of expected future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate and liquidity risk, the fair values of all assets and liabilities should be taken into consideration, not only those above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Short-term instruments: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices are not available, the carrying amounts reported in the Consolidated Balance Sheets approximates fair value. Short-term instruments have a maturity date of one year or less and include cash and cash equivalents, and short-term investments.

Debt and equity securities: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair value is estimated by using quoted market prices for similar securities or discounted cash flow methods.

Mortgage loans: Fair value is estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans. The fair value estimate of mortgage loans of lower quality, including problem and restructured loans, is based on the estimated fair value of the underlying collateral.

Investment contract liabilities (included in Policyholders' Funds Left With the Company): With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

11. SEGMENT INFORMATION

Effective December 31, 1994, the Company's operations, which previously were reported in total, will now be reported through two major business segments:
Life Insurance and Financial Services. The Life Insurance segment markets most types of life insurance including universal life, interest-sensitive whole life, and term insurance. These products are offered primarily to individuals, small businesses, employer-sponsored groups and executives of Fortune 2000 companies. The Financial Services segment markets and services individual and group annuity contracts which offer a variety of funding and distribution options for personal and employer-sponsored retirement plans that qualify for tax deferral under sections 401(k) for corporations, 403(b) for hospitals and educational institutions, 408 for individual retirement accounts, and 457 for state and local governments and tax exempt healthcare organizations (the "deferred compensation market"), of the Internal Revenue Code. These contracts may be immediate or deferred. These products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONCLUDED)

Summarized financial information for the Company's principal operations was as follows:

                                                    1994      1993      1992
                                                  --------- --------- ---------
                                                           (millions)
Revenue:
  Life insurance................................. $   386.1 $   371.7 $   363.6
  Financial services.............................     946.1     892.8     812.5
                                                  --------- --------- ---------
    Total revenue................................ $ 1,332.2 $ 1,264.5 $ 1,176.1
                                                  ========= ========= =========
Income from continuing operations before income
 taxes and cumulative effect adjustments:
  Life insurance................................. $    96.8 $    98.0 $    74.6
  Financial services.............................     119.7     121.1      93.5
                                                  --------- --------- ---------
    Total income from continuing operations be-
     fore income taxes and cumulative effect ad-
     justments................................... $   216.5 $   219.1 $   168.1
Net income:
  Life insurance................................. $    59.8 $    56.1 $    45.6
  Financial services.............................      85.5      86.8      67.6
                                                  --------- --------- ---------
    Income before cumulative effect adjustments.. $   145.3 $   142.9 $   113.2
                                                  --------- --------- ---------
    Cumulative effect adjustments................       --        --        9.6
                                                  --------- --------- ---------
Net income....................................... $   145.3 $   142.9 $   122.8
                                                  ========= ========= =========
                                                    1994      1993      1992
                                                  --------- --------- ---------
                                                           (millions)
Assets under management, at fair value:
  Life insurance................................. $ 2,175.2 $ 2,180.1 $ 1,973.1
  Financial services.............................  17,791.9  16,600.5  13,644.3
                                                  --------- --------- ---------
    Total assets under management................ $19,967.1 $18,780.6 $15,617.4
                                                  ========= ========= =========

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------
   (a) Financial Statements:
       (1)    Included in Part A:
              Condensed Financial Information
       (2)    Included in Part B:
              Financial Statements of Variable Annuity Account B:
              -  Independent Auditors' Report
              -  Statement of Assets and Liabilities as of December 31, 1994
              -  Statement of Operations for the year ended December 31, 1994
              - Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993
              -  Notes to Financial Statements
              Financial Statements of the Depositor:
              -  Independent Auditors' Report
              -  Consolidated Balance Sheets as of December 31, 1994 and 1993
              - Consolidated Statements of Income for the years ended December 31, 1994, 1993 and 1992
              - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1994, 1993 and 1992
              - Consolidated Statements of Cash Flows for the years ended December 31, 1994, 1993 and 1992
              -  Notes to Consolidated Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B/1/
       (2)    Not applicable
       (3.1)  Form of Selling Agreement/2/
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement/3/
       (4.1)  Form of Variable Annuity Contract (G-CDA-IC(IR/NY))
       (4.2)  Form of Variable Annuity Contract (G-CDA-IC(NQ/NY))
       (4.3)  Form of Variable Annuity Contract (GMCC-IC(IR/NY))
       (4.4)  Form of Variable Annuity Contract (GMCC-IC(NQ/NY))
       (5.1) Form of Variable Annuity Contract Application (795.00.2NY)* (5.2) Form of Variable Annuity Contract Application (795.00.1NY)* (5.3) Form of Variable Annuity Contract Application (G00557-01CNY)*
       (6)    Certificate of Incorporation and By-Laws of Depositor/4/
       (7)    Not applicable

       (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated September 1, 1993/3/
       (8.2) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors/5/
       (8.3) Fund Participation Agreements between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Annuity Products Fund)/6/
       (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation dated February 1, 1994 (Variable Annuity Products Fund II)/6/
       (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994/7/
       (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991/8/
       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994/9/
       (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22,
              1992 and June 1, 1994/10/
       (8.9) Form of Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc./2/
       (9)    Opinion of Counsel/11/
       (10.1) Consent of Independent Auditors
       (10.2) Consent of Counsel*
       (11)   Not applicable
       (12)   Not applicable
       (13)   Computation of Performance Data
       (14)   Financial Data Schedule (See Exhibit 27)
       (15.1) Powers of Attorney/12/
       (15.2) Authorization for Signatures/13/


* To be filed by amendment
1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52448) filed February 28, 1986.
2. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370) filed on April 19, 1994.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.
4. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-79122) filed on September 15, 1994.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
8. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75978) filed on March 24, 1995.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on August 24, 1994.
10. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
11. Incorporated by reference to Registrant's 24f-2 Notice for the fiscal year ended December 31, 1994 filed on February 28, 1995.
12. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is included in this filing. The Powers of Attorney for all other signatories of this Registration Statement are incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75996) filed on February 23, 1995.
13. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846) electronically filed on August 15, 1995.

Item 25.  Directors and Officers of the Depositor
--------  ---------------------------------------

Name and Principal
Business Address*                   Positions and Offices with Depositor
------------------                  ------------------------------------

Daniel P. Kearney            Director and President

Gary G. Benanav              Director

Christopher J. Burns         Director and Senior Vice President, Life

Laura R. Estes               Director and Senior Vice President, ALIAC Pensions

Shaun P. Mathews             Director and Senior Vice President, Strategic
                             Markets and Products

Scott A. Striegel            Director and Senior Vice President, Annuity

James C. Hamilton            Director, Vice President and Treasurer

Dominick J. Agostino         Director, Senior Vice President and Chief
                             Financial Officer

David E. Bushong             Acting Chief Financial Officer

John Y. Kim                  Director and Senior Vice President, ALIAC
                             Investments

Robert E. Broatch            Senior Vice President and Corporate Controller

Zoe Baird                    Senior Vice President and General Counsel

Fred J. Franklin             Vice President and Chief Compliance Officer

Susan E. Schechter           Corporate Secretary and Counsel

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
--------  -------------------------------------------------------------------
          Registrant
          ----------

  Incorporated herein by references to Exhibit 24(c) to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.

Item 27.  Number of Contract Owners
--------  -------------------------

  As of June 30, 1995, there were 73,790 contract owners of variable annuity contracts funded through Account B.

Item 28.  Indemnification
--------  ---------------

  Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

  C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

  Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

Item 29.  Principal Underwriter
--------  ---------------------

    (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts), and Separate Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna

          Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B and Variable Annuity Accounts C and G.

    (b)   See Item 25 regarding the Depositor.

    (c)   Compensation as of December 31, 1994:

          (1)                (2)                 (3)                  (4)              (5)

     Name of          Net Underwriting      Compensation
     Principal        Discounts and         on Redemption         Brokerage
     Underwriter      Commissions           or Annuitization      Commissions      Compensation*
     -----------      -----------           ----------------      -----------      ------------
     Aetna Life                                 $269,230                             $9,036,662
     Insurance and
     Annuity
     Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account B.

Item 30.  Location of Accounts and Records
--------  --------------------------------

   All records concerning contract owners of Variable Annuity Account B are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut  06156

Item 31.  Management Services
--------  -------------------

   Not applicable

Item 32.  Undertakings
--------  ------------

  Registrant hereby undertakes:

  (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

  (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

  (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

  As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-4 (File No. 33-87932) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of September, 1995.

                                VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                INSURANCE AND ANNUITY COMPANY
                                   (Registrant)

                           By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                   (Depositor)

                           By:  Daniel P. Kearney*
                                -----------------------------------------
                                Daniel P. Kearney
                                President


  As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 33-87932) has been signed by the following persons in the capacities and on the dates indicated.


Signature                    Title                                       Date
---------                    -----                                       ----

Daniel P. Kearney*           Director and President                 )
---------------------------                                         )
Daniel P. Kearney            (principal executive officer)          )
                                                                    )
Dominick J. Agostino*        Director                               )
---------------------------                                         )
Dominick J. Agostino                                                )
                                                                    )
David E. Bushong*            Acting Chief Financial Officer         )
---------------------------                                         ) September
David E. Bushong             (principal accounting and financial    ) 18, 1995
                             officer)                               )
                                                                    )
James C. Hamilton*           Director                               )
---------------------------                                         )
James C. Hamilton                                                   )
                                                                    )
Gary G. Benanav*             Director                               )
---------------------------                                         )
Gary G. Benanav                                                     )
                                                                    )
Christopher J. Burns*        Director                               )
---------------------------                                         )
Christopher J. Burns                                                )
                                                                    )

Laura R. Estes*              Director                               )
---------------------------                                         )
Laura R. Estes                                                      )
                                                                    )
John Y. Kim*                 Director                               )
---------------------------                                         )
John Y. Kim                                                         )
                                                                    )
Shaun P. Mathews*            Director                               )
---------------------------                                         )
Shaun P. Mathews                                                    )
                                                                    )
Scott A. Striegel*           Director                               )
---------------------------                                         )
Scott A. Striegel                                                   )



By: /s/ Julie E. Rockmore
    -----------------------------------------------
     *Julie E. Rockmore
     Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX

Exhibit No.        Exhibit                                     Page
-----------        -------                                     ----

99-B.1             Resolution of the Board of Directors of         *
                   Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B

99-B.3.1           Form of Selling Agreement                       *

99-B.3.2           Alternative Form of Wholesaling Agreement       *
                   and Related Selling Agreement

99-B.4             Form of Variable Annuity Contracts             --

99-B.5             Form of Variable Annuity Contract               **
                   Applications

99-B.6             Certificate of Incorporation and By-Laws of     *
                   Depositor

99-B.8.1           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company, Alger
                   American Fund and Fred Alger Management,
                   Inc. dated September 1, 1993

99-B.8.2           Fund Participation Agreement by and among       *
                   Aetna Life Insurance and Annuity Company,
                   Insurance Management Series and Federated
                   Advisors

99-B.8.3           Fund Participation Agreements between Aetna     *
                   Life Insurance and Annuity Company and
                   Fidelity Distributors Corporation dated
                   February 1, 1994 (Variable Insurance Products
                   Fund)

99-B.8.4           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company and
                   Fidelity Distributors Corporation dated
                   February 1, 1994 (Variable Insurance Products
                   Fund II)

99-B.8.5           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company and Janus
                   Aspen Series dated April 19, 1994, and
                   amended June 15, 1994

99-B.8.6           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company and
                   Lexington Management Corporation regarding
                   Natural Resources Trust dated December 1,
                   1988 and amended February 11, 1991

*Incorporated by reference
**To be filed by amendment

Exhibit No.        Exhibit                                     Page
-----------        -------                                     ----

99-B.8.7           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company,
                   Lexington Emerging Markets Fund, Inc. and
                   Lexington Management Corporation (its
                   investment advisor) dated April 28, 1994

99-B.8.8           Fund Participation Agreement between Aetna      *
                   Life Insurance and Annuity Company,
                   Investors Research Corporation and TCI
                   Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.9           Form of Administrative Service Agreement        *
                   between Aetna Life Insurance and Annuity
                   Company and Agency, Inc.

99-B.9             Opinion of Counsel                              *

99-B.10.1          Consent of Independent Auditors
                                                                ------

99-B.10.2          Consent of Counsel
                                                                ------

99-B.13            Computation of Performance Data
                                                                ------

99-B.15.1          Powers of Attorney
                                                                ------

99-B.15.2          Authorization for Signatures                    *

27                 Financial Data Schedule
                                                                ------

*Incorporated by reference
**To be filed by amendment